CALAMOS® FAMILY OF FUNDS

SUPPLEMENT DATED APRIL 2, 2008 TO
CALAMOS® FAMILY OF FUNDS PROSPECTUS DATED MARCH 1, 2008

Effective immediately, for each Fund in the Calamos Family of Funds prospectus other than Calamos Global Equity Fund and Calamos Total Return Bond Fund, the table entitled “Average Annual Total Returns — For Periods Ended December 31, 2007” is replaced by the following:

Calamos Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	17.40%	16.88%	17.11%	17.30%
Return after taxes on distributions	15.34%	16.19%	16.26%	15.40%
Return after taxes on distributions and sale of Fund shares	13.95%	14.84%	15.27%	14.76%
Class B
Return before taxes	17.32%	16.93%	—	6.64%
Class C
Return before taxes	21.32%	17.14%	17.06%	18.28%
S&P 500 Index#	5.49%	12.83%	5.91%	11.40%	+
Russell Midcap® Growth Index##	11.43%	17.90%	7.59%	12.22%	^

*	Inception date for Class A shares is 9/4/90, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 9/3/96.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values.

+	Since inception date for Class A shares.

^	Index data shown is from 8/31/90 (comparative data is available only for full monthly periods).

Calamos Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	4.33%	11.62%	12.04%	13.41%
Return after taxes on distributions	2.64%	10.48%	10.46%	11.13%
Return after taxes on distributions and sale of Fund shares	4.31%	9.76%	9.87%	10.72%
Class B
Return before taxes	3.71%	11.61%	—	7.92%
Class C
Return before taxes	7.73%	11.86%	12.00%	13.39%
S&P 500 Index#	5.49%	12.83%	5.91%	11.64%	+
Value Line Convertible Index##	4.88%	10.76%	5.13%	8.63%	^

*	Inception date for Class A shares is 9/22/88, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 8/5/96.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

+	Since inception date for Class A shares.

^	Index data shown is from 9/30/88 (comparative data is available only for full monthly periods).

1

Calamos Value Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class A
Return before taxes	(2.03)%	12.14%	6.30%
Return after taxes on distributions	(3.19)%	11.58%	5.85%
Return after taxes on distributions and sale of Fund shares	(0.03)%	10.59%	5.43%
Class B
Return before taxes	(2.59)%	12.17%	6.26%
Class C
Return before taxes	1.14%	12.40%	6.37%
Russell 1000 Value Index#	(0.17)%	14.63%	8.94%	^

*	Inception date for Class A, Class B and Class C shares is 1/2/02.

#	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

^	Index data shown is from 12/31/01 (comparative data is available only for full monthly periods).

Calamos Blue Chip Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class A
Return before taxes	3.88%	7.85%
Return after taxes on distributions	2.81%	7.55%
Return after taxes on distributions and sale of Fund shares	3.83%	6.77%
Class B
Return before taxes	3.20%	7.95%
Class C
Return before taxes	7.20%	8.34%
S&P 500 Index#	5.49%	10.06%	+

*	Inception date for Class A, Class B and Class C shares is 12/01/03.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

+	Since inception date for Class A shares.

Calamos Multi-Fund Blend

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class A
Return before taxes	7.56%	13.55%
Return after taxes on distributions	7.25%	13.33%
Return after taxes on distributions and sale of Fund shares	5.09%	11.50%
Class B
Return before taxes	6.99%	13.91%
Class C
Return before taxes	10.99%	16.37%
S&P 500 Index#	5.49%	13.66%	+

*	Inception date for Class A, Class B and Class C shares is 6/28/06.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

+	Since inception date for Class A shares.

2

Calamos Global Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	8.61%	14.84%	10.76%	11.62%
Return after taxes on distributions	7.64%	14.19%	9.54%	10.34%
Return after taxes on distributions and sale of Fund shares	6.89%	12.85%	8.87%	9.64%
Class B
Return before taxes	8.15%	14.83%	—	8.05%
Class C
Return before taxes	12.18%	15.07%	10.70%	11.55%
MSCI World Index#	9.57%	17.53%	7.45%	8.78%	^

*	Inception date for Class A shares is 9/9/96, Inception date for Class B shares is 9/11/00, Inception date for Class C shares in 09/24/96.

#	The MSCI World Index (US Dollar) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and its Asia/Pacific region.

^	Index data shown is from 8/31/96 (comparative data is available only for full monthly periods).

Calamos International Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class A
Return before taxes	16.45%	20.53%
Return after taxes on distributions	15.66%	20.20%
Return after taxes on distributions and sale of Fund shares	11.50%	17.82%
Class B
Return before taxes	16.31%	20.98%
Class C
Return before taxes	20.26%	21.70%
MSCI EAFE Growth Index#	16.84%	18.16%	+

*	Inception date for Class A, Class B and Class C shares is 3/16/05.

#	The MCSI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada).

+	Since inception date for Class A shares.

Calamos Convertible Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	4.61%	9.55%	8.84%	10.57%
Return after taxes on distributions	2.67%	7.51%	6.84%	8.21%
Return after taxes on distributions and sale of Fund shares	3.04%	7.33%	6.68%	8.02%
Class B
Return before taxes	4.01%	9.52%	—	6.65%
Class C
Return before taxes	8.01%	9.80%	8.70%	10.10%
Value Line Convertible Index#	4.88%	10.76%	5.13%	8.64%	^

*	Inception date for Class A shares is 6/21/85, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 7/5/96.

#	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

^	Index data shown is from 6/30/85 (comparative data is available only for full monthly periods).

3

Calamos Market Neutral Income Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class A
Return before taxes	0.94%	4.22%	6.98%	7.98%
Return after taxes on distributions	(0.35)%	1.81%	4.71%	5.65%
Return after taxes on distributions and sale of Fund shares	0.60%	2.18%	4.67%	5.53%
Class B
Return before taxes	0.11%	4.13%	—	5.27%
Class C
Return before taxes	4.17%	4.46%	—	5.54%
Lehman Brothers Government/Credit Index#	7.23%	4.44%	6.01%	7.36%	^
Citigroup 30-Day Treasury Bill Index##	4.56%	2.88%	3.43%	3.85%	^

*	Inception date for Class A shares is 9/4/90, Inception date for Class B shares is 9/11/00, Inception date for Class C shares is 2/16/00.

#	The Lehman Brothers U.S. Government/Credit Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

##	The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments.

^	Index data shown is from 8/31/90 (comparative data is available only for full monthly periods).

Calamos High Yield Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class A
Return before taxes	(0.77)%	9.12%	6.70%
Return after taxes on distributions	(3.50)%	6.48%	4.21%
Return after taxes on distributions and sale of Fund shares	(0.19)%	6.38%	4.26%
Class B
Return before taxes	(1.36)%	9.10%	8.37%
Class C
Return before taxes	2.47%	9.38%	8.35%
CSFB High Yield Index#	2.66%	10.97%	6.85%	^

*	Inception date for Class A shares is 8/2/99 and inception date for Class B and Class C shares is 12/21/00.

#	The CSFB High Yield Index is an unmanaged index of high yield debt securities.

^	Index data shown is from 7/31/99 (comparative data is available only for full monthly periods).

Retain this supplement for future reference

MFSPT 04/08

CALAMOS®

Investment strategies for your serious money™

Calamos Family of Funds

Calamos Growth Fund

Calamos Growth and Income Fund

Calamos Value Fund

Calamos Blue Chip Fund

Calamos Multi-Fund Blend

Calamos Global Growth and Income Fund

Calamos International Growth Fund

Calamos Global Equity Fund

Calamos Convertible Fund

Calamos Market Neutral Income Fund

Calamos High Yield Fund

Calamos Total Return Bond Fund

Prospectus March 1, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Funds
GROWTH FUND
GROWTH AND INCOME FUND
Value Fund
BLUE CHIP FUND
MULTI-FUND BLEND
GLOBAL GROWTH AND INCOME FUND (CVLDX)
International Growth Fund (CIGRX)
GROWTH FUND
CONVERTIBLE FUND
MARKET NEUTRAL FUND
HIGH YIELD FUND
TOTAL RETURN BOND FUND
Principal Risks of Investing in a Fund
Fund Facts

The Funds	3
Calamos Growth Fund (CVGRX)	4
Calamos Growth and Income Fund (CVTRX)	8
Calamos Value Fund (CVAAX)	14
Calamos Blue Chip Fund (CBCAX)	18
Calamos Multi-Fund Blend (CMQAX)	22
Calamos Global Growth and Income Fund (CVLOX)	29
Calamos International Growth Fund (CIGRX)	35
Calamos Global Equity Fund (CAGEX)	40
Calamos Convertible Fund (CCVIX)	44
Calamos Market Neutral Income Fund (CVSIX)	50
Calamos High Yield Fund (CHYDX)	57
Calamos Total Return Bond Fund (CTRAX)	63
Principal Risks of Investing in a Fund	75
Fund Facts	80
Who manages the Funds?	80
What classes of shares do the Funds offer?	83
How can I buy shares?	87
How can I sell (redeem) shares?	90
Transaction information	92
Distributions and taxes	96
Other Information	97
Financial Highlights	100
For More Information	back cover

The Funds

What are the investment objectives and principal strategies common to the Funds?
Each Fund described in this prospectus has different investment objectives and strategies, and may invest in different securities. The Funds differ principally in (i) how important growth potential and/or current income is considered when selecting investments, (ii) the types of securities selected as investments, such as convertible, fixed-income, equity or foreign securities, and (iii) the risks involved with an investment in a Fund. In seeking to meet the Funds’ respective investment objectives, the Funds’ investment adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities. At the portfolio level, risk management tools are also used, such as diversification across companies, sectors and industries to achieve a risk-reward profile suitable for each Fund’s objectives.

A Fund’s investment objectives may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940. There can be no assurance that a Fund will achieve its objectives.

PROSPECTUS  March 1, 2008 3

Calamos Growth Fund (CVGRX)

What are the investment objective and principal strategies of the Fund?
Growth Fund’s investment objective is long-term capital growth. In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the Fund’s investment adviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, it screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The Fund’s investment adviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.

The Fund anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. The Fund invests primarily in equity securities issued by U.S. companies.

When buying and selling securities, the Fund focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Fund seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification company and industry and by also focusing on macro-level investment themes. The Fund’s investment adviser performs its own fundamental analysis, in addition to relying upon outside sources.

What are the Fund’s significant investments, investment-related activities and their related risks?
Equity Investments and Risks. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Growth Securities and Risks. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Mid-Sized Company Investments and Risks. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

4   CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS GROWTH FUND

For the periods included in the bar chart, the Fund’s highest return for a calendar quarter was 48.25% (the 4th quarter of 1999), and the Fund’s lowest return for a calendar quarter was –18.31% (the 3rd quarter of 1998).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2007 and since the Fund’s inception compared with broad measures of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION*

Class A

Return before taxes	23.26%	18.03%	17.68%	17.63%

Return after taxes on distributions	21.09%	17.33%	16.83%	15.73%

Return after taxes on distributions and sale of Fund shares	17.89%	15.88%	15.81%	15.08%

Class B

Return before taxes	22.32%	17.15%	—	6.64%

Class C

Return before taxes	22.32%	17.14%	17.06%	18.28%

S&P 500 Index#	5.49%	12.83%	5.91%	11.40%+

Russell Midcap® Growth Index##	11.43%	17.90%	7.59%	12.22%^

*	Inception date for Class A shares is 9/4/90, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 9/3/96.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values.

+	Since inception date for Class A shares.

^	Index data shown is from 8/31/90 (comparative data is available only for full monthly periods).

PROSPECTUS  March 1, 2008 5

Calamos Growth Fund

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees	0.79%	0.79%		0.79%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(3)	0.17%	0.17%		0.17%

Total Annual Operating Expenses	1.21%	1.96%		1.96%

Management Fee Waiver(4)	(0.01)%	(0.01)%		(0.01)%

Total Annual Operating Expenses Net of Waiver	1.20%	1.95%		1.95%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

(4)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund. During the fiscal year ended October 31, 2007, that waiver amounted to less than 0.01% for each class of shares.

6   CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	591	840	1,107	1,870

Class B*	698	914	1,256	2,090

Class C**	298	614	1,056	2,284

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	591	840	1,107	1,870

Class B*	198	614	1,056	2,090

Class C	198	614	1,056	2,284

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

PROSPECTUS  March 1, 2008 7

Calamos Growth and Income Fund (CVTRX)

What are the investment objective and principal strategies of the Fund?
Growth and Income Fund’s investment objective is high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds.

What are the Fund’s significant investments, investment-related activities and their related risks?
Convertible Securities and Risks. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the company’s common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Certain convertible debt securities include a “put option,” which entitles the Fund to sell the security to the company before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely, many convertible securities are issued with a “call” feature that allows the security’s issuer to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on the convertible security’s investment value.

Synthetic Convertible Instruments and Risks. A “synthetic” convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component,” which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic convertible instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible instruments may offer more flexibility than purchasing a

8   CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities and Risks. Some securities in which the Fund invests, such as convertible and debt securities, typically are purchased in transactions exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 144A under that act. Rule 144A Securities may only be sold to qualified institutional buyers, such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Securities Act or otherwise exempted or excepted from such registration requirements. Under the supervision of the Fund’s board of trustees, the Fund’s investment adviser will determine whether Rule 144A Securities are illiquid. Typically, the Fund purchases Rule 144A Securities only if the Fund’s investment adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities (Including High Yield Fixed-Income Securities) and Risks. The Fund may invest in convertible and non-convertible debt securities, including, without limit, in high yield fixed-income securities, also known as junk bonds. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser, to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. If a debt security were downgraded to below a C rating subsequent to the Fund’s investment in the security, the Fund’s investment adviser would review the investment to consider the downgrading, as well as other factors, and determine what action to take in the best interest of shareholders.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Junk bonds are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium-or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, junk bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Equity Investments and Risks. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Growth Securities and Risks. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Mid-Sized and Small Company Investments and Risks. The Fund may invest in mid-sized and small company stocks, which have historically been subject to greater investment risk than large company stocks. The prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating

PROSPECTUS  March 1, 2008 9

Calamos Growth and Income Fund

the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

10   CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS GROWTH AND INCOME FUND

For the periods included in the bar chart, the Fund’s highest return for a calendar quarter was 34.39% (the 4th quarter of 1999), and the Fund’s lowest return for a calendar quarter was –9.74% (the 3rd quarter of 1998).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2007 and since the Fund’s inception compared with broad measures of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION*

Class A

Return before taxes	9.54%	12.71%	12.59%	13.69%

Return after taxes on distributions	7.77%	11.57%	11.00%	11.41%

Return after taxes on distributions and sale of Fund shares	7.77%	10.74%	10.38%	11.00%

Class B

Return before taxes	8.71%	11.87%	—	7.92%

Class C

Return before taxes	8.73%	11.86%	12.00%	13.39%

S&P 500 Index#	5.49%	12.83%	5.91%	11.64%+

Value Line Convertible Index##	4.88%	10.76%	5.13%	8.63%^

*	Inception date for Class A shares is 9/22/88, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 8/5/96.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

+	Since inception date for Class A shares.

^	Index data shown is from 9/30/88 (comparative data is available only for full monthly periods).

PROSPECTUS  March 1, 2008 11

Calamos Growth and Income Fund

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the assets in the Fund. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees(3)	0.66%	0.66%		0.66%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(4)	0.15%	0.15%		0.15%

Total Annual Operating Expenses	1.06%	1.81%		1.81%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(4)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

12   CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	578	796	1,032	1,708

Class B*	684	869	1,180	1,930

Class C**	284	569	980	2,127

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	578	796	1,032	1,708

Class B*	184	569	980	1,930

Class C	184	569	980	2,127

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

PROSPECTUS  March 1, 2008 13

Calamos Value Fund (CVAAX)

What are the investment objective and principal strategies of the Fund?
Value Fund’s investment objective is long-term capital growth. In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow).

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

When buying and selling securities, the Fund takes a “bottom-up approach” that focuses on individual stock selection. The Fund uses quantitative research to determine how a company’s stock is valued relative to what the Fund considers to be the company’s intrinsic worth, the financial strength of the company and whether there is a near-term catalyst that could trigger an increase in the stock’s price. The Fund’s investment adviser performs its own fundamental analysis, in addition to depending upon other sources.

In its analysis, the Fund typically considers the company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Fund seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and also focusing on macro-level investment themes.

What are the Fund’s significant investments, investment-related activities and their related risks?
Equity Investments and Risks. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Value Securities and Risks. Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized and Small Company Investments and Risks. The Fund may invest in mid-sized and small company stocks, which have historically been subject to greater investment risk than large company stocks. The prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

14   CALAMOS FAMILY OF FUNDS

Calamos Value Fund

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS VALUE FUND

For the periods included in the bar chart, the Fund’s highest return for a calendar quarter was 21.17% (the 2nd quarter of 2003), and the Fund’s lowest return for a calendar quarter was –17.20% (the 3rd quarter of 2002).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2007 and since the Fund’s inception compared with a broad measure of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	THREE YEARS	SINCE INCEPTION*

Class A

Return before taxes	2.85%	13.25%	7.17%

Return after taxes on distributions	1.63%	12.68%	6.72%

Return after taxes on distributions and sale of Fund shares	3.20%	11.58%	6.20%

Class B

Return before taxes	2.18%	12.42%	6.38%

Class C

Return before taxes	2.09%	12.40%	6.37%

Russell 1000 Value Index#	-0.17%	14.63%	8.94%^

*	Inception date for Class A, Class B and Class C shares is 1/2/02.

#	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

^	Index data shown is from 12/31/01 (comparative data is available only for full monthly periods).

PROSPECTUS  March 1, 2008 15

Calamos Value Fund

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees(3)	1.00%	1.00%		1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(4)	0.21%	0.21%		0.21%

Total Annual Operating Expenses	1.46%	2.21%		2.21%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(4)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

16   CALAMOS FAMILY OF FUNDS

Calamos Value Fund

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	617	915	1,235	2,138

Class B*	724	991	1,385	2,355

Class C**	324	691	1,185	2,544

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	617	915	1,235	2,138

Class B*	224	691	1,185	2,355

Class C	224	691	1,185	2,544

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%), 3, 5 and 10 years (0%).

PROSPECTUS  March 1, 2008 17

Calamos Blue Chip Fund (CBCAX)

What are the investment objective and principal strategies of the Fund?
Blue Chip Fund’s investment objective is long-term capital growth. In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund invests primarily in equity securities issued by U.S. companies.

When buying and selling growth-oriented securities, the Fund focuses on the company’s earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the Fund focuses on how an company’s stock is valued relative to what the investment adviser considers to be the company’s worth, the financial strength of the company and whether there is a near-term catalyst that could trigger an increase in the stock’s price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a “bottom-up approach”) and quantitative research.

In its fundamental analysis, the Fund typically considers the company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Fund seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes.

What are the Fund’s significant investments, investment-related activities and their related risks?
Equity Investments and Risks. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Growth Securities and Risks. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Value Securities and Risks. Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized Company Investments and Risks. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

18   CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS BLUE CHIP FUND

For the period included in the bar chart, the Fund’s highest return for a calendar quarter was 10.27% (the 4th quarter of 2004), and the Fund’s lowest return for a calendar quarter was –3.00% (the 3rd quarter of 2004).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2007 and since the Fund’s inception compared with a broad measure of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

PROSPECTUS  March 1, 2008 19

Calamos Blue Chip Fund

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	SINCE INCEPTION*

Class A

Return before taxes	9.07%	9.15%

Return after taxes on distributions	7.94%	8.84%

Return after taxes on distributions and sale of Fund shares	7.26%	7.90%

Class B

Return before taxes	8.20%	8.34%

Class C

Return before taxes	8.20%	8.34%

S&P 500 Index#	5.49%	10.06%+

*	Inception date for Class A, Class B and Class C shares is 12/01/03.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

+	Since inception date for Class A shares.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are

20   CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

subtracted each year from the Fund’s assets. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from Fund assets):

Management Fees	1.00%	1.00%		1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(3)	0.20%	0.20%		0.20%

Total Annual Operating Expenses	1.45%	2.20%		2.20%

Management Fee Waiver(4)	(0.00)%	(0.00)%		(0.00)%

Total Annual Operating Expenses Net of Waiver	1.44%	2.19%		2.19%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

(4)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund. During the fiscal year ended October 31, 2007, that waiver amounted to less than 0.01% for each class of shares.

Examples:

The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	615	911	1,229	2,127

Class B*	722	987	1,379	2,344

Class C**	322	687	1,179	2,533

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	615	911	1,229	2,127

Class B*	222	687	1,179	2,344

Class C	222	687	1,179	2,533

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

PROSPECTUS  March 1, 2008 21

Calamos Multi-Fund Blend (CMQAX)

What are the investment objectives and principal strategies of the Fund?
Multi-Fund Blend’s primary objective is long-term capital growth. Its secondary investment objective is current income. The Fund seeks to achieve its investment objectives by investing primarily in Class I shares of a combination of Calamos Funds (the “underlying funds”) on a fixed percentage basis. This type of mutual fund is sometimes called a “fund of funds.” The Fund targets equal allocations of its assets among Calamos Growth Fund, Calamos Value Fund and Calamos Global Growth and Income Fund — generally, each underlying fund receives approximately one-third of the Fund’s assets.

The Fund does not actively manage its investments in the underlying funds, although the underlying funds’ portfolio investments are actively managed by the investment adviser of the Fund and the underlying funds. The Fund’s investment adviser monitors the Fund’s percentage allocation to the underlying funds on a daily basis to determine whether the Fund’s allocation remains close to its target, but it does not deviate from the Fund’s fixed allocation target. However, because the underlying funds’ investment results vary and may thereby cause the Fund’s actual allocations to stray from its target allocation percentage, the Fund’s investment adviser rebalances the Fund’s allocations to the underlying funds whenever the actual allocations deviate approximately plus or minus 5% from the Fund’s target allocation.

Although the Fund is not an asset allocation fund, its investment adviser may, as it deems appropriate based on economic, market and financial conditions, review the target allocation percentages among the underlying funds and may adjust the amount of its assets invested in each underlying fund as such economic, market and financial conditions warrant. Any changes in the Fund’s target allocation among the underlying funds are expected to be infrequent.

The Fund’s ability to achieve its investment objectives depends on the underlying funds’ ability to achieve their respective investment objectives. There can be no assurance that the underlying funds or the Fund will achieve their investment objectives.

The Fund, indirectly through its investment in the underlying funds, and the underlying funds directly, invest primarily in U.S. and foreign equity and convertible securities. The Fund also invests proceeds awaiting investment into the underlying funds and proceeds from the liquidation of holdings in the underlying funds to fulfill redemption requests in short-term securities. The Fund’s investment in short-term securities is not part of its principal investment strategy.

The investment objectives and principal strategies of Growth Fund are described on page 4, of Value Fund are described on page 14 and of Global Growth and Income Fund are described on page 29 of this prospectus.

What are the Fund’s and the underlying funds’ significant investments, investment-related activities and their risks?
Although the Fund typically intends to invest directly only in the underlying funds, the Fund indirectly is exposed to the underlying funds’ investments, investment-related activities and risks discussed below.

Equity Investments and Risks. The underlying funds may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Growth Securities and Risks. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Value Securities and Risks. Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. A value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

22   CALAMOS FAMILY OF FUNDS

Calamos Multi-Fund Blend

Mid-Sized and Small Company Investments and Risks. The underlying funds may invest in mid-sized and small company stocks, which have historically been subject to greater investment risk than large company stocks. The prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Foreign Securities and Risks. The underlying funds may invest their net assets in foreign securities. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. The underlying funds also may invest in securities of foreign issuers through sponsored depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. International investing allows the underlying funds to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in than in U.S. markets.

Convertible Securities and Risks. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the issuer’s common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Certain convertible debt securities include a “put option,” which entitles the purchaser to sell the security to the issuer before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely, many convertible securities are issued with a “call” feature that allows the security’s issuer to choose when to redeem the security. If a convertible security held by an underlying fund is called for redemption, the underlying fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

Synthetic Convertible Instruments and Risks. A “synthetic” convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component,” which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic convertible instrument, an underlying fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

An underlying fund may also purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible instruments may offer more flexibility than purchasing a

PROSPECTUS  March 1, 2008 23

Calamos Multi-Fund Blend

convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities and Risks. Some securities in which the underlying funds invest, such as convertible and debt securities, typically are purchased in transactions exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 144A under that act. Rule 144A Securities may only be sold to qualified institutional buyers, such as the underlying funds. Any resale of these securities must generally be effected through a sale that is registered under the Securities Act or otherwise exempted or excepted from such registration requirements.

Under the supervision of the board of trustees, the underlying funds’ investment adviser will determine whether Rule 144A Securities are illiquid. Typically, an underlying fund purchases Rule 144A Securities only if the underlying funds’ investment adviser has determined them to be liquid. If any Rule 144A Security held by an underlying fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities (Including High Yield Fixed-Income Securities) and Risks. The underlying funds may invest in convertible and non-convertible debt securities, including, without limit, in high yield fixed-income securities, also known as junk bonds. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the underlying funds’ investment adviser, to be of similar quality. The underlying funds may not acquire debt securities that are rated lower than C. If a debt security were downgraded to below a C rating subsequent to the underlying fund’s investment in the security, the underlying fund’s investment adviser would review the investment to consider the downgrading, as well as other factors, and determine what action to take in the best interest of shareholders.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Junk bonds are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium-or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, junk bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Emerging Markets Securities and Risks. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Securities Lending and Risks. The underlying funds may lend their portfolio securities to broker-dealers and banks in order to generate additional income. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the underlying fund. In the event of bankruptcy or other default of a borrower of portfolio securities, an underlying fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the underlying funds’ securities lending agent monitors, and reports to the underlying funds’ investment adviser on, the creditworthiness of the firms to which the underlying funds lend securities. Although not a principal investment strategy, the underlying funds may engage in securities lending to a significant extent.

24   CALAMOS FAMILY OF FUNDS

Calamos Multi-Fund Blend

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service.

Fund of Funds Risk. The Fund’s investment adviser uses a fund of funds strategy to try to achieve the Fund’s investment objectives. There is a risk that the underlying funds in which the Fund invests will not produce the returns that the Fund’s investment adviser expects and that the underlying funds and the Fund will decrease in value. The Fund is not designed to provide comprehensive asset allocation.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

PROSPECTUS  March 1, 2008 25

Calamos Multi-Fund Blend

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS MULTI-FUND BLEND

For the period included in the bar chart, the Fund’s highest return for a calendar quarter was 6.54% (the 2nd quarter of 2007), and the Fund’s lowest return for a calendar quarter was -0.05% (the 3rd quarter of 2007).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2007 and since the Fund’s inception compared with a broad measure of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	SINCE INCEPTION*

Class A

Return before taxes	12.90%	17.27%

Return after taxes on distributions	12.58%	17.05%

Return after taxes on distributions and sale of Fund shares	8.57%	14.69%

Class B

Return before taxes	11.99%	16.37%

Class C

Return before taxes	11.99%	16.37%

S&P 500 Index#	5.49%	13.66%+

*	Inception date for Class A, Class B and Class C shares is 6/28/06

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

+	Since inception date for Class A shares.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after

26   CALAMOS FAMILY OF FUNDS

Calamos Multi-Fund Blend

taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

What are the fees and expenses of the Fund?
The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the assets in the Fund. You also bear a portion of the underlying funds’ expenses. There is no duplication of fees among the Fund and the underlying funds except possibly for a negligible overlap in expenses relating to audit and administrative services provided to both the Fund and underlying funds. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from Fund assets):

Direct Annual Fund Operating Expenses

Management Fees(3)	None	None		None

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses	1.02%	1.02%		1.02%

Total Direct Annual Operating Expenses	1.27%	2.02%		2.02%

Reimbursement of Direct Other Expenses(4)	(0.77)%	(0.77)%		(0.77)%

Total Direct Annual Operating Expenses Net of Reimbursement	0.50%	1.25%		1.25%

Direct and Indirect Annual Fund Operating Expenses

Total Direct Annual Operating Expenses	1.27%	2.02%		2.02%

Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(5)	1.10%	1.10%		1.10%

Total Annual Operating Expenses	2.37%	3.12%		3.12%

Total Annual Operating Expenses Net of Reimbursement	1.60%	2.35%		2.35%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund does not directly bear a management fee, but the Fund indirectly bears the management fee (and other expenses) of the underlying funds.

(4)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that the Fund’s direct Other Expenses after any such reimbursement do not exceed 0.25% for Class A shares, Class B shares or Class C shares. After such date, the expense limitation may be terminated or revised.

(5)	All classes of shares of the Fund indirectly bear the Class I shares expenses of the underlying funds. Because the amount of the Fund’s assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.

PROSPECTUS  March 1, 2008 27

Calamos Multi-Fund Blend

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the reimbursement of other expenses over 0.25% in the first year, if applicable. The reimbursement of expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	630	1,109	1,614	2,997

Class B*	738	1,191	1,768	3,202

Class C**	338	891	1,568	3,376

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	630	1,109	1,614	2,997

Class B*	238	891	1,568	3,202

Class C	238	891	1,568	3,376

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

28   CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund (CVLOX)

What are the investment objective and principal strategies of the Fund?
Global Growth and Income Fund’s investment objective is high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions.

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

What are the Fund’s significant investments, investment-related activities and their related risks?
Convertible Securities and Risks. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the company’s common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Certain convertible debt securities include a “put option,” which entitles the Fund to sell the security to the company before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely, many convertible securities are issued with a “call” feature that allows the security’s issuer to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on the convertible security’s investment value.

Synthetic Convertible Instruments and Risks. A “synthetic” convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component,” which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic convertible instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into

PROSPECTUS  March 1, 2008 29

Calamos Global Growth and Income Fund

which the note is convertible. Purchasing synthetic convertible instruments may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities and Risks. Some securities in which the Fund invests, such as convertible and debt securities, typically are purchased in transactions exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 144A under that act. Rule 144A Securities may only be sold to qualified institutional buyers, such as the Fund. Any resale of these securities generally must be effected through a sale that is registered under the Securities Act or otherwise exempted or excepted from such registration requirements.

Under the supervision of the Fund’s board of trustees, the Fund’s investment adviser will determine whether Rule 144A Securities are illiquid. Typically, the Fund purchases Rule 144A Securities only if the Fund’s investment adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities (Including High Yield Fixed-Income Securities) and Risks. The Fund may invest in convertible and non-convertible debt securities, including, without limit, in high yield fixed-income securities, also known as junk bonds. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser, to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. If a debt security were downgraded to below a C rating subsequent to the Fund’s investment in the security, the Fund’s investment adviser would review the investment to consider the downgrading, as well as other factors, and determine what action to take in the best interest of shareholders.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Junk bonds are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium-or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, junk bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Foreign Securities and Risks. The Fund may invest up to 100% of its net assets in foreign securities. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. The Fund also may invest in securities of foreign issuers through sponsored depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in than in U.S. markets.

30   CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

Equity Investments and Risks. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Growth Securities and Risks. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Mid-Sized and Small Company Investments and Risks. The Fund may invest in mid-sized and small company stocks, which have historically been subject to greater investment risk than large company stocks. The prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Emerging Markets Securities and Risks. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

PROSPECTUS  March 1, 2008 31

Calamos Global Growth and Income Fund

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS GLOBAL GROWTH AND INCOME FUND

For the periods included in the bar chart, the Fund’s highest return for a calendar quarter was 32.29% (the 4th quarter of 1999), and the Fund’s lowest return for a calendar quarter was –11.91% (the 3rd quarter of 1998).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2007 and since the Fund’s inception compared with a broad measure of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION*

Class A

Return before taxes	13.99%	15.97%	11.31%	12.10%

Return after taxes on distributions	12.97%	15.32%	10.08%	10.81%

Return after taxes on distributions and sale of Fund shares	10.45%	13.88%	9.37%	10.09%

Class B

Return before taxes	13.15%	15.05%	—	8.05%

Class C

Return before taxes	13.18%	15.07%	10.70%	11.55%

MSCI World Index#	9.57%	17.53%	7.45%	8.78%+

*	Inception date for Class A shares is 9/9/96, Inception date for Class B shares is 9/11/00, Inception date for Class C shares in 09/24/96.

#	The MSCI World Index (US Dollar) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and its Asia/Pacific region.

+	Since inception date for Class A shares.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after

32   CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the assets in the Fund. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load)(as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from Fund assets):

Management Fees(3)	0.97%	0.97%		0.97%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(4)	0.16%	0.16%		0.16%

Total Annual Operating Expenses	1.38%	2.13%		2.13%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(4)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

PROSPECTUS  March 1, 2008 33

Calamos Global Growth and Income Fund

Examples:
The two following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	609	891	1,194	2,054

Class B*	716	967	1,344	2,271

Class C**	316	667	1,144	2,462

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	609	891	1,194	2,054

Class B*	216	667	1,144	2,271

Class C	216	667	1,144	2,462

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5, and 10 years (0%).

34   CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund (CIGRX)

What are the investment objective and principal strategies of the Fund?
International Growth Fund’s investment objective is long-term capital growth. In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth, both within and outside the U. S., provided such securities satisfy certain criteria. First, the Fund’s investment adviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, it screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The Fund’s investment adviser then conducts a valuation analysis, using proprietary cash flow valuation models to assess overall price potential and determine expected returns. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

When buying and selling the types of securities referenced above, the Fund’s investment adviser focuses on the issuer’s potential for revenue and earnings growth and return on capital as well as the sustainability of these factors. It also typically considers the issuer’s earnings and cashflow forecast and quality of management. The Fund’s investment adviser performs its own fundamental analysis, in addition to relying upon outside sources.

In constructing its portfolio, the Fund seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes.

What are the Fund’s significant investments, investment-related activities and their related risks?
Equity Investments and Risks. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Growth Securities and Risks. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Foreign Securities and Risks. The Fund may invest up to 100% of its net assets in foreign securities. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. The Fund also may invest in securities of foreign issuers through sponsored depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in than in U.S. markets.

PROSPECTUS  March 1, 2008 35

Calamos International Growth Fund

Mid-Sized and Small Company Investments and Risks. The Fund may invest in mid-sized and small company stocks, which have historically been subject to greater investment risk than large company stocks. The prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Emerging Markets Securities and Risks. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

36   CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS INTERNATIONAL GROWTH FUND

For the period included in the bar chart, the Fund’s highest return for a calendar quarter was 13.25% (the 4th quarter of 2006), and the Fund’s lowest return for a calendar quarter was –4.05% (the 2nd quarter of 2006).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2007 and since the Fund’s inception compared with a broad measure of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	SINCE INCEPTION*

Class A

Return before taxes	22.22%	22.66%

Return after taxes on distributions	21.39%	22.31%

Return after taxes on distributions and sale of Fund shares	15.29%	19.70%

Class B

Return before taxes	21.31%	21.73%

Class C

Return before taxes	21.26%	21.70%

MSCI EAFE Growth Index#	16.84%	18.16%+

*	Inception date for Class A, Class B and Class C shares is 3/16/05.

#	The MCSI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada).

+	Since inception date for Class A shares.

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after

PROSPECTUS  March 1, 2008 37

Calamos International Growth Fund

taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

Management Fees(3)(4)	1.05%	1.05%		1.05%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%		1.00%

Other Expenses(5)	0.19%	0.19%		0.19%

Total Annual Operating Expenses	1.49%	2.24%		2.24%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(4)	The management fee is subject to a performance adjustment that may increase or decrease the management fee depending on whether the Fund outperforms or underperforms its benchmark, the MSCI EAFE Growth Index, over the applicable measurement period. Because the performance adjustment is tied to the Fund’s performance relative to that of a benchmark (and not to its absolute performance), the fee payable to the Fund’s investment adviser could increase even if the Fund’s shares lose value and could decrease even if the Fund’s shares increase in value. See “Fund Facts — Who Manages the Funds?” for information regarding the calculation of the performance adjustment.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

38   CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	619	924	1,250	2,170

Class B*	727	1,000	1,400	2,386

Class C**	327	700	1,200	2,575

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	619	924	1,250	2,170

Class B*	227	700	1,200	2,386

Class C	227	700	1,200	2,575

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%), 3, 5 and 10 years (0%).

PROSPECTUS  March 1, 2008 39

Calamos Global Equity Fund

What are the investment objective and principal strategies of the Fund?
Global Equity Fund’s investment objective is long-term capital growth. The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization from $1 billion up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

When buying and selling growth-oriented securities, the Fund focuses on the company’s earnings growth potential coupled with financial strength and stability. When buying and selling value-oriented securities, the Fund focuses on how a company’s stock is valued relative to what the Fund’s investment adviser considers to be the company’s worth, the financial strength of the issuer and whether there is a near-term catalyst that could trigger an increase in the stock’s price. Whether examining growth-oriented or value-oriented securities for selection, the Fund focuses on individual stock selection (referred to as a “bottom-up approach”) and quantitative research.

In its fundamental analysis, the investment adviser typically considers the company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing the Fund’s portfolio, the investment adviser tries to lower the risks of investing in stocks by also using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes.

What are the Fund’s significant investments, investment-related activities and their related risks?
Equity Investments and Risks. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Growth Securities and Risks. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Value Securities and Risks. Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Foreign Securities and Risks. The Fund may invest up to 100% of its net assets in foreign securities. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. The Fund also may invest in securities of foreign issuers through sponsored depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic

40   CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in than in U.S. markets.

Mid-Sized and Small Company Investments and Risks. The Fund may invest in mid-sized and small company stocks, which have historically been subject to greater investment risk than large company stocks. The prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Emerging Markets Securities and Risks. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

PROSPECTUS  March 1, 2008 41

Calamos Global Equity Fund

How has the Fund performed in the past?
Performance information has not been presented for the Fund because the Fund has not been in existence for at least one full calendar year. The Fund commenced operation on March 1, 2007.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None(1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees(3),(4)	1.00%	1.00%		1.00%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(5)	0.67%	0.67%		0.67%

Total Annual Operating Expenses	1.92%	2.67%		2.67%

Expense Reimbursement(6)	(0.17)%	(0.17)%		(0.17)%

Total Annual Operating Expenses Net of Reimbursement	1.75%	2.50%		2.50%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(4)	The management fee is subject to a performance adjustment that may increase or decrease the management fee depending on whether the Fund outperforms or underperforms its benchmark, the MSCI World Index, over the applicable measurement period. Because the performance adjustment is tied to the Fund’s performance relative to that of a benchmark (and not to its absolute performance), the fee payable to the Fund’s investment adviser could increase even if the Fund’s shares lose value and could decrease even if the Fund’s shares increase in value. See “Fund Facts — Who manages the Funds?” for information regarding the calculation of the performance adjustment.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

(6)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 1.75% for Class A shares and 2.50% for Class B shares or Class C shares. After such date, the expense limitation may be terminated or revised.

42   CALAMOS FAMILY OF FUNDS

Calamos Global Equity Fund

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	644	990	1,359	2,392

Class B*	753	1,068	1,510	2,605

Class C**	353	768	1,310	2,790

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	644	990	1,359	2,392

Class B*	253	768	1,310	2,605

Class C	253	768	1,310	2,790

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%), 3, 5 and 10 years (0%).

PROSPECTUS  March 1, 2008 43

Calamos Convertible Fund* (CCVIX)

What are the investment objectives and principal strategies of the Fund?
Convertible Fund’s primary objective is current income, with growth as its secondary objective. The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund believes there are various advantages to buying convertible securities, including:

•	the potential for capital appreciation if the value of the underlying common stock increases;

•	the relatively high yield received from dividend or interest payments as compared to common stock dividends; and

•	the relatively lower price volatility as compared to common stock.

The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the convertible security’s value. The convertible security’s value tends to increase when the market value of the underlying common stock increases.

The Fund typically applies a four-step approach when buying and selling convertible securities:

1.	Evaluating the default risk of the convertible security using traditional credit analysis;

2.	Analyzing the convertible security’s underlying common stock to determine its capital appreciation potential;

3.	Assessing the convertible security’s risk/return potential; and

4.	Evaluating the convertible security’s impact on the Fund’s overall composition and diversification strategy.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cashflow forecast and quality of management.

What are the Fund’s significant investments, investment-related activities and their related risks?
Convertible Securities and Risks. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the company’s common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Certain convertible debt securities include a “put option,” which entitles the Fund to sell the security to the company before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely, many convertible securities are issued with a “call” feature that allows the security’s issuer to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on the convertible security’s investment value.

*  PLEASE NOTE:  Convertible Fund closed to all purchases of shares as of the close of business on April 30, 2003. Please refer to “Fund Facts — How can
     I buy shares” for additional information.

44   CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Synthetic Convertible Instruments and Risks. A “synthetic” convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component,” which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic convertible instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible instruments may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. Synthetic convertible instruments are considered convertible securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in convertible securities.

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities and Risks. Some securities in which the Fund invests, such as convertible and debt securities, typically are purchased in transactions exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 144A under that act. Rule 144A Securities may only be sold to qualified institutional buyers, such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Securities Act or otherwise exempted or excepted from such registration requirements. Under the supervision of the Fund’s board of trustees, the Fund’s investment adviser will determine whether Rule 144A Securities are illiquid. Typically, the Fund purchases Rule 144A Securities only if the Fund’s investment adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities (Including High Yield Fixed-Income Securities) and Risks. The Fund may invest in convertible and non-convertible debt securities, including without limit in high yield fixed-income securities, also known as junk bonds. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser, to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. If a debt security were downgraded to below a C rating subsequent to the Fund’s investment in the security, the Fund’s investment adviser would review the investment to consider the downgrading, as well as other factors, and determine what action to take in the best interest of shareholders.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Junk bonds are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium-or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, junk bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

PROSPECTUS  March 1, 2008 45

Calamos Convertible Fund

Equity Investments and Risks. The Fund typically will invest approximately 5% to 20% of its net assets equity securities, including exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.

Foreign Securities and Risks. The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. The Fund may also invest in securities of foreign issuers through sponsored depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Investments in foreign securities represented by American Depositary Receipts or guaranteed by a U.S. person are not counted toward the Fund’s 25% limitation on investments in foreign securities. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in than in U.S. markets.

Mid-Sized and Small Company Investments and Risks. The Fund may invest in mid-sized and small company stocks, which have historically been subject to greater investment risk than large company stocks. The prices of such company stocks tend to be more volatile than prices of large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objectives is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

46   CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS CONVERTIBLE FUND

For the periods included in the bar chart, the Fund’s highest return for a calendar quarter was 25.59% (the 4th quarter of 1999), and the Fund’s lowest return for a calendar quarter was –10.54% (the 3rd quarter of 1998).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five-, and ten-year periods ended December 31, 2007 and since the Fund’s inception compared with a broad measure of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION*

Class A

Return before taxes	9.83%	10.62%	9.37%	10.81%

Return after taxes on distributions	7.79%	8.56%	7.36%	8.45%

Return after taxes on distributions and sale of Fund shares	6.43%	8.27%	7.15%	8.25%

Class B

Return before taxes	9.01%	9.79%	—	6.65%

Class C

Return before taxes	9.01%	9.80%	8.70%	10.10%

Value Line Convertible Index#	4.88%	10.76%	5.13%	8.64%^

*	Inception date for Class A shares is 6/21/85, inception date for Class B shares is 9/11/00 and inception date for Class C shares is 7/5/96.

#	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

^	Index data shown is from 6/30/85 (comparative data is available only for full monthly periods).

PROSPECTUS  March 1, 2008 47

Calamos Convertible Fund

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees(3)	0.73%	0.73%		0.73%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(4)	0.15%	0.15%		0.15%

Total Annual Operating Expenses	1.13%	1.88%		1.88%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(4)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

48   CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	585	817	1,068	1,784

Class B*	691	891	1,216	2,005

Class C**	291	591	1,016	2,201

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	585	817	1,068	1,784

Class B*	191	591	1,016	2,005

Class C	191	591	1,016	2,201

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

PROSPECTUS  March 1, 2008 49

Calamos Market Neutral Income Fund (CVSIX)

What are the investment objective and principal strategies of the Fund?
Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal. The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests mainly in convertible securities of U.S. companies without regard to market capitalization and employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund believes there are various advantages to buying convertible securities, including:

•	the potential for capital appreciation if the value of the underlying common stock increases;

•	the relatively high yield received from dividend or interest payments as compared to common stock dividends; and

•	the relatively lower price volatility as compared to common stock.

The Fund typically applies a four-step approach when buying and selling convertible securities:

1.	Evaluating the default risk of the convertible security using traditional credit analysis;

2.	Analyzing the convertible security’s underlying common stock to determine its capital appreciation potential;

3.	Assessing the convertible security’s risk/return potential; and

4.	Evaluating the convertible security’s impact on the Fund’s overall composition and diversification strategy.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings cashflow forecast and quality of management.

The Fund may invest without limit in high yield fixed-income securities (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities.

What are the Fund’s significant investments, investment-related activities and their related risks?
Convertible Securities and Risks. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the company’s common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Certain convertible debt securities include a “put option,” which entitles the Fund to sell the security to the company before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely, many convertible securities are issued with a “call” feature that allows the security’s issuer to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on the convertible security’s investment value.

Convertible Hedging and Risks. The Fund seeks to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the convertible securities purchased for the Fund. This hedging is achieved by selling short some or all of the common stock issuable upon exercise of the convertible security. In a short sale, the Fund borrows

50   CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

securities from a broker and sells the borrowed securities. The proceeds of the sale are generally used to secure the Fund’s obligation to the lending broker and are invested in liquid securities. The Fund anticipates that, from time to time, approximately 30% to 70% of its net assets will be employed for short sales.

If the market price of the common stock increases above the conversion price on the convertible security, the price of the convertible security will increase. The Fund’s increased liability on the short position would, in whole or in part, reduce this gain. If the price of the common stock declines, any decline in the price of the convertible security would offset, in whole or in part, the Fund’s gain on the short position. The Fund profits from this strategy by receiving interest and/or dividends on the convertible security and by adjusting the amount of equity risk that is hedged by short sales.

In determining the appropriate portion of the Fund’s equity exposure to hedge, it may consider the general outlook for interest rates and equity markets, the availability of stock to sell short and expected returns and volatility.

Covered Call Writing and Risks. The Fund may seek to generate income from option premiums by writing (selling) options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indexes.

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or certain ETFs that trade like common stocks but seek to replicate such market indexes.

Synthetic Convertible Instruments and Risks. A “synthetic” convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component,” which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic convertible instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible instruments may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities and Risks. Some securities in which the Fund invests, such as convertible and debt securities, typically are purchased in transactions exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 144A under that act. Rule 144A Securities may only be sold to qualified institutional buyers, such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Securities Act or otherwise

PROSPECTUS  March 1, 2008 51

Calamos Market Neutral Income Fund

exempted or excepted from such registration requirements. Under the supervision of the Fund’s board of trustees, the Fund’s investment adviser will determine whether Rule 144A Securities are illiquid. Typically, the Fund purchases Rule 144A Securities only if the Fund’s investment adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities (Including High Yield Fixed-Income Securities) and Risks. The Fund may invest in convertible and non-convertible debt securities, including without limit in high yield fixed-income securities, also known as junk bonds. Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser, to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. If a debt security were downgraded to below a C rating subsequent to the Fund’s investment in the security, the Fund’s investment adviser would review the investment to consider the downgrading, as well as other factors, and determine what action to take in the best interest of shareholders.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Junk bonds are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium-or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, junk bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Options and Risks. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation, which guarantees the performance of the obligations of the parties to such options. In addition, the Fund may purchase instruments structured by broker-dealers or investment banks that package or possess economic characteristics of options. The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund’s investment adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

Short Sales and Risks. A short sale may be effected when the Fund’s investment adviser believes that the price of a security will decline, and involves the sale of securities that the Fund does not own, in the hope of purchasing the same securities at a later date at a lower price. The Fund may incur a loss (without limit) as a result of a short sale if the market value of the

52   CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS MARKET NEUTRAL INCOME FUND

For the periods included in the bar chart, the Fund’s highest return for a calendar quarter was 6.94% (the 4th quarter of 1999), and the Fund’s lowest return for a calendar quarter was –3.63% (the 1st quarter of 2005).

PROSPECTUS  March 1, 2008 53

Calamos Market Neutral Income Fund

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2007 and since the Fund’s inception compared with broad measures of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION*

Class A

Return before taxes	5.93%	5.24%	7.50%	8.29%

Return after taxes on distributions	4.59%	2.81%	5.22%	5.94%

Return after taxes on distributions and sale of Fund shares	3.84%	3.05%	5.13%	5.81%

Class B

Return before taxes	5.11%	4.44%	—	5.27%

Class C

Return before taxes	5.17%	4.46%	—	5.54%

Lehman Brothers Government/Credit Index#	7.23%	4.44%	6.01%	7.36%+

Citigroup 30-Day Treasury Bill Index##	4.56%	2.88%	3.43%	3.85%^

*	Inception date for Class A shares is 9/4/90, Inception date for Class B shares is 9/11/00, Inception date for Class C shares is 2/16/00.

#	The Lehman Brothers U.S. Government/Credit Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

##	The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments.

+	Since inception date for Class A shares.

^	Index data shown is from 8/31/90 (comparative data is available only for full monthly periods).

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

54   CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees	0.71%	0.71%		0.71%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(3)(4)	0.24%	0.24%		0.24%

Total Annual Operating Expenses	1.20%	1.95%		1.95%

Management Fee Waiver(5)	(0.00)%	(0.00)%		(0.00)%

Total Annual Operating Expenses Net of Waiver	1.19%	1.94%		1.94%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	Includes 0.10% related to dividend expense on short positions.

(4)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

(5)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund. During the fiscal year ended October 31, 2007, that waiver amounted to less than 0.01% for each class of shares.

PROSPECTUS  March 1, 2008 55

Calamos Market Neutral Income Fund

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	591	837	1,102	1,860

Class B*	697	911	1,251	2,080

Class C**	297	611	1,051	2,274

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	591	837	1,102	1,860

Class B*	197	611	1,051	2,080

Class C	197	611	1,051	2,274

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

56   CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund (CHYDX)

What are the investment objectives and principal strategies of the Fund?
High Yield Fund’s primary objective is the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain, where consistent with the Fund’s primary objective.

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield fixed-income securities.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P’s and Moody’s ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis.

The Fund may invest in both convertible and non-convertible high yield bonds and each shall be considered high yield fixed-income securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.

Achievement of the Fund’s investment objectives will be more dependent on its investment adviser’s credit analysis than would be the case if the Fund were investing in higher-quality debt securities. The investment adviser’s analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology and foreign business exposure.

What are the Fund’s significant investments, investment-related activities and their related risks?
High Yield Fixed-Income Securities (Junk Bonds) and Risks. The Fund may invest without limit in junk bonds, as discussed above. Junk bonds are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in junk bonds involves greater investment risk, including the possibility of issuer default or bankruptcy, than that of higher-quality instruments. An economic downturn could severely disrupt the market for junk bonds and adversely affect the value of such securities. In addition, junk bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Convertible Securities and Risks. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price (the conversion price) into the company’s common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality.

Certain convertible debt securities include a “put option,” which entitles the Fund to sell the security to the company before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely, many convertible securities are issued with a “call” feature that allows the security’s issuer to choose when to redeem the security. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund.

The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on the convertible security’s investment value.

Synthetic Convertible Instruments and Risks. A “synthetic” convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component,”

PROSPECTUS  March 1, 2008 57

Calamos High Yield Fund

which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic convertible instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible instruments may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities and Risks. Some securities in which the Fund invests, such as convertible and debt securities, typically are purchased in transactions exempt from the registration requirements of the Securities Act of 1933 pursuant to Rule 144A under that act. Rule 144A Securities may only be sold to qualified institutional buyers, such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Securities Act or otherwise exempted or excepted from such registration requirements. Under the supervision of the Fund’s board of trustees, the Fund’s investment adviser will determine whether Rule 144A Securities are illiquid. Typically, the Fund purchases Rule 144A Securities only if the Fund’s investment adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service.

General Risks. As with any security, there are market and investment risks associated with your investment in the Fund. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. Certain events have a disruptive effect on securities markets. Whether the Fund achieves its investment objectives is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund. The value of your investment will fluctuate over time and it is possible to lose money.

58   CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

How has the Fund performed in the past?
The following bar chart and table indicate the risks of investing in the Fund by showing the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. The information in the chart is for Class A shares and does not reflect sales charges, which reduce return.

 CALENDAR YEAR PERFORMANCE — CALAMOS HIGH YIELD FUND

For the periods included in the bar chart, the Fund’s highest return for a calendar quarter was 9.53% (the 2nd quarter of 2003), and the Fund’s lowest return for a calendar quarter was –7.91% (the 3rd quarter of 2002).

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-and five-year periods ended December 31, 2007 and since the Fund’s inception compared with a broad measure of market performance. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return after taxes on distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return after taxes on distributions and sale of Fund shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

 AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	ONE YEAR	FIVE YEARS	SINCE INCEPTION*

Class A

Return before taxes	4.16%	10.19%	7.32%

Return after taxes on distributions	1.30%	7.52%	4.81%

Return after taxes on distributions and sale of Fund shares	3.03%	7.31%	4.80%

Class B

Return before taxes	3.41%	9.38%	8.37%

Class C

Return before taxes	3.43%	9.38%	8.35%

CSFB High Yield Index#	2.66%	10.97%	6.85%^

*	Inception date for Class A shares is 8/2/99 and inception date for Class B and Class C shares is 12/21/00.

#	The CSFB High Yield Index is an unmanaged index of high yield debt securities.

^	Index data shown is from 7/31/99 (comparative data is available only for full monthly periods).

PROSPECTUS  March 1, 2008 59

Calamos High Yield Fund

After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution or assumed sale, but do not include the impact of state and local taxes. In some instances, the “Return after taxes on distributions and sale of Fund shares” may be greater than “Return before taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account), or to investors that are tax-exempt. After-tax returns are shown only for Class A shares and after-tax returns for other classes will vary. The table includes the effects of sales charges for each share class.

60   CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — What classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees	0.75%	0.75%		0.75%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(3)	0.20%	0.20%		0.20%

Total Annual Operating Expenses	1.20%	1.95%		1.95%

Management Fee Waiver(4)	(0.00)%	(0.00)%		(0.00)%

Total Annual Operating Expenses Net of Waiver	1.19%	1.94%		1.94%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

(4)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund. During the fiscal year ended October 31, 2007, that waiver amounted to less than 0.01% for each class of shares.

PROSPECTUS  March 1, 2008 61

Calamos High Yield Fund

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples show an investment made and held for one year, three years, five years and ten years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be different than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
redeemed your shares at the end of the period:

Class A	591	837	1,102	1,860

Class B*	697	911	1,251	2.080

Class C**	297	611	1,051	2,274

You would pay the following expenses if you	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
did not redeem your shares:

Class A	591	837	1,102	1,860

Class B*	197	611	1,051	2,080

Class C	197	611	1,051	2,274

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

62   CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

What are the investment objective and principal strategies of the Fund?
Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management. The total return the Fund seeks consists of income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets. The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest in instruments issued by both domestic and foreign issuers.

In selecting securities for the Fund, the Fund’s investment adviser develops an outlook for key global interest rates, key central bank interest rates, currency exchange rates and key credit market spread levels. The Fund’s investment adviser also analyzes specific credit and call risks embedded in individual securities and applies other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate, currency or maturity) varies based on the outlook of the Fund’s investment adviser for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

The Fund’s investment adviser attempts to identify areas of the fixed-income market that are undervalued relative to the rest of the market. Also, the Fund’s investment adviser analyzes the historical and anticipated future correlations between fixed-income and related securities in an effort to identify the optimal combination. Once investment opportunities are identified, the Fund’s investment adviser shifts assets among sectors and securities depending upon changes in both the investment outlook and the relative valuation of sectors and securities.

What are the Fund’s significant investments, investment-related activities and their related risks?
Fixed-income Instruments and Risks. The Fund’s investment adviser groups fixed-income instruments into the following sectors: money market instruments; government, corporate and high yield debt securities; mortgage-related and asset-backed securities; and international fixed-income instruments.

All fixed-income instruments generally are subject to the following risks:

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decrease in value when nominal interest rates rise and increase in value when nominal interest rates decline. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk. Credit risk is the risk that the value of a security is likely to decline if the security declines in credit quality or the issuer defaults on its payment of principal or interest.

Issuer Risk. Issuer risk is the risk that the value of a security will decline for a reason that directly relates to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

Call Risk. Call risk is the chance that during periods of falling interest rates, an issuer will “call” or repay its high-yielding bond before the bond’s maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Reinvestment Risk. Reinvestment risk is the risk that the proceeds from matured, traded or called securities will be invested at market interest rates that are below the current earnings rate of those securities.

PROSPECTUS  March 1, 2008 63

Calamos Total Return Bond Fund

Inflation Risk. Inflation risk is the risk that the returns on a fixed-income instrument will not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Certain fixed-income instruments also are subject to additional risks that are particular to those instruments. Those instruments and risks are discussed below.

U.S. Government Obligations. U.S. Government obligations include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the U.S.), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation). There is no guarantee that the U.S. Government will provide support to securities that are not supported by the full faith and credit of the U.S.

Corporate Debt Securities. The Fund may invest in corporate bonds, notes and debentures of long and short maturities and of various grades, including unrated securities. Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may have the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.

High Yield Debt Securities. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. If a debt security were downgraded to below a C rating subsequent to the Fund’s investment in the security, the Fund’s investment adviser would review the investment to consider the downgrading, as well as other factors, and determine what action to take in the best interest of shareholders.

High yield debt securities, or junk bonds, are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in high yield debt securities involves greater investment risk than investment in higher-quality instruments, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, junk bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments.

Floating Rate Securities. Floating rate securities provide for a periodic adjustment in the interest rate paid on the securities. The Fund may invest in floating rate securities and engage in credit spread trades. The interest rate on a floating rate security is expected to differ depending on the issuer and the market for the issuer’s floating rate securities at the time of their issuance. Although those securities provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. In the case of municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a

64   CALAMOS FAMILY OF FUNDS

Calamos Total Return Bond Fund

result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.

If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on those securities (calculated with respect to a smaller principal amount) will be reduced. For inflation-indexed bonds that do not provide a guarantee on the repayment of the original bond principal upon maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Inflation-indexed bonds decline in value when real interest rates rise. When real interest rates increase faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed-income securities with similar durations.

Mortgage-related and Other Asset-Backed Securities. The Fund may invest any portion of its assets in mortgage-related and other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The Fund may invest in asset-backed securities, which represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, or other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). The Fund also may invest in collateralized debt obligations, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities, which are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

Extension Risk. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk. When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Loan Participations and Assignments. The Fund may invest in fixed- and floating-rate loans that generally will be in the form of loan participations and assignments of portions of such loans. Loan participations and assignments typically are participating interests in loans made by a syndicate of banks, represented by an agent bank that has negotiated and structured the loan, to corporate borrowers or governmental borrowers, especially governments of developing countries. The loans underlying such participations and assignments may be secured or unsecured. The participations and assignments may extend for the entire term of the loan or may extend only for short “strips” that correspond to a quarterly or monthly floating-rate interest period on the underlying loan.

In addition to general fixed-income instrument risks, loan participations and assignments also involve liquidity risk (described below). If the Fund purchases a participation interest, it may only be able to enforce its rights through the seller of the interest, and may assume the credit risk of that seller as well as of the borrower.

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Bank CDs, Fixed Time Deposits and Bankers’ Acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate. CDs, fixed time deposits and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions, each of which at the time of purchase has capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. Government.

Stripped Securities. Stripped securities are the separate income or principal components of a debt security. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping, and the custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

Stripped securities are subject to general fixed-income instrument risks, although stripped securities may be more volatile. Those securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings. In addition, the value of certain types of stripped securities may move in the same direction as interest rates.

Obligations of Non-U.S. Governments and International Agencies. The Fund may invest in sovereign debt issued by non-U.S. governments or their subdivisions, agencies or government-sponsored enterprises and in bonds, notes or Eurobonds of international agencies. Examples are securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. The Fund may also purchase obligations of the International Bank for Reconstruction and Development, which, although technically not a U.S. Government agency or instrumentality, has the right to borrow from the participating countries, including the U.S.

An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Derivative Instruments and Risks. The Fund may invest in derivative instruments with economic characteristics similar to fixed-income instruments. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an

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underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities or related indexes. The derivatives in which the Fund invests may be utilized to gain or reduce exposure to particular fixed-income instruments or segments of the fixed-income markets, to reduce risk exposure and for leverage. When the Fund uses certain derivative instruments, it segregates on its books assets determined to be liquid by the Fund’s investment adviser or otherwise covers its exposure, as required by the rules of the Securities and Exchange Commission.

The Fund may invest in derivative instruments that include interest rate futures, interest rate swaps, forward foreign currency exchange contracts, foreign currency futures contracts, credit default swaps and credit default swap index securities, and options on those instruments. For a more detailed description of the derivative instruments in which the Fund may invest, please see the Statement of Additional Information under “Investment Practices.”

Swap Agreements. In a swap, the Fund and another party exchange their respective commitments to pay each other floating or fixed rates of interest, in the case of an interest rate swap, or credit exposure of fixed-income instruments in the case of a credit default swap. The Fund will invest in swaps, such as:

Interest Rate Swaps. An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, the Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit Default Swaps. In the case of a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (including default or restructuring) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security) or by cash settlement of the transaction. Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

Credit Default Swap Index Securities. A credit default swap index security is a swap contract based on baskets or indices of securities. This family of indices is comprised of baskets of credit derivatives that are representative of certain market segments such as North American investment grade, high volatility investment grade, non-investment grade or emerging markets. Credit default swaps of individual reference entities are selected for inclusion in the indices based on rating and liquidity requirements. A credit default swap index tranche provides access to customized risk, exposing each investor to losses at different levels of subordination. The lowest part of the capital structure is called the “equity tranche,” as it has exposure to the first losses experienced in the basket. The mezzanine and senior tranches are higher in the capital structure but can also be exposed to loss in value.

Swap Options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.

Forward Contracts. A forward contract is an agreement to purchase or sell a specified security at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with

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banks, foreign exchange dealers or broker-dealers and are generally purchased or sold in over-the-counter transactions. The Fund may invest in forward contracts, such as:

Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange and payment on the contract is made upon delivery, rather than daily. A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the Fund’s value is similar to selling securities denominated in one currency and purchasing securities denominated in another currency.

Futures Contracts. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon an index, the price is typically set through a futures exchange and no physical delivery of securities is made. A clearing corporation or exchange is the counterparty and the Fund makes or receives daily margin payments based on price movements in the index. The Fund may invest in futures contracts, such as:

Interest Rate Futures Contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price. Either party could also enter into an offsetting contract to close out the position. The value of interest rate futures rises and falls inversely with changes in interest rates.

Foreign Currency Futures Contracts. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to limitations imposed by the Commodity Futures Trading Commission.

Option Contracts. An option is the right to buy or sell a security, instrument or index based on an agreed upon price at a specified time. The Fund may purchase and sell put and call options on securities, instruments (such as the derivative instruments discussed above) or indices traded on U.S. or foreign exchanges or in the over-the-counter market.

The principal risks to which derivatives are subject include market risk, credit risk, investment management risk, liquidity risk and leverage risk. In addition, the use of derivatives also presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The following discussion indicates how the risks delineated above apply specifically to derivative instruments:

Market Risk. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified.

Investment Management Risk. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Fund’s investment adviser to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the judgment of the Fund’s investment adviser that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objectives, investment limitations, and operating policies. In making such a judgment, the Fund’s investment adviser will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

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Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Fund’s investment adviser reasonably believes are capable of performing under the contract.

Correlation Risk. Correlation risk is the risk that there may be imperfect or even no correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset. With respect to derivatives being used for hedging purposes, correlation risk refers to the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. Over-the-counter transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, the Fund will segregate on its books certain assets as discussed below.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund’s investment adviser may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that the Fund will engage in derivatives transactions at any time or from time to time. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has

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lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

Systemic or “Interconnection” Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the over-the-counter derivatives market takes place among the over-the-counter dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for over-the-counter derivative instruments.

Risk of Mispricing or Improper Valuation. Many derivatives (in particular privately negotiated derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

Use of Segregated and Other Special Accounts. The use of segregated and other special accounts by the Fund will require, among other things, that the Fund segregate on its books liquid assets to the extent the Fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be segregated in accordance with procedures established by the board of trustees. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, the Fund may be forced to buy or sell a security at a disadvantageous time or price.

Preferred Securities and Risks. Preferred securities represent an equity ownership in an issuer; however, they have characteristics of both fixed-income securities and common stock. They are like fixed-income instruments in that their promised income is contractually fixed, they have a priority of claim over common stocks in dividend payments and upon liquidation of the issuer, and holders of preferred securities usually do not have voting rights. They are like common stock in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. They also have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Preferred securities in some instances are convertible into common stock.

Preferred Securities are subject to general fixed-income instrument risks. In addition, certain preferred securities contain provisions that allow an issuer under certain circumstances to skip distributions (in the case of “non-cumulative” preferred securities) or defer distributions (in the case of “cumulative” preferred securities). If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it is not receiving income from that security. Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears for a specified number of periods. Preferred securities are subordinated to bonds and other fixed-income instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those fixed-income instruments.

Foreign Securities and Risks. The Fund may invest up to 35% of its net assets in foreign securities. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. The Fund may also invest in securities of foreign issuers through sponsored depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Investments in foreign securities represented by American Depositary Receipts or guaranteed by a U.S. person are not counted toward the Fund’s 35% limitation on investments in foreign securities. International investing allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

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Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in than in U.S. markets.

Emerging Markets Securities and Risks. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Foreign Currencies and Risks. The Fund may invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies. The Fund also may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures.

The Fund may enter into those contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. When the Fund enters into forward foreign currency exchange contracts for non-hedging purposes, it segregates on its books assets determined to be liquid by the Fund’s investment adviser or otherwise covers its exposure, as required by the rules of the Securities and Exchange Commission.

When the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, or receive revenues in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated instruments may reduce the Fund’s returns. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.

Portfolio Turnover Risk. A change in the securities held by the Fund is known as “portfolio turnover.” Due to the nature of the Fund’s investments, the Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Engaging in active and frequent trading of securities may result in a higher than average frequency of realization of capital gains and greater transaction costs to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestment of securities. Such sales may also result in the greater realization of short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact the Fund’s performance. It is possible that by engaging in active and frequent trading, the Fund may distribute sizable taxable gains to its shareholders, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

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What are the Fund’s other significant investments and investment-related activities?
Securities Lending and Risks. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during that period, and (c) expenses of enforcing its rights. In an effort to reduce those risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.

Municipal Bonds and Risks. Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. The Fund may invest in municipal lease obligations, securities issued by entities whose underlying assets are municipal bonds and residual interest bonds. Residual interest bonds are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee.

The ability of an issuer of a municipal bond to make payments could be affected by litigation, legislation or other political events or a decline in revenues or bankruptcy of the issuer. The risks associated with investment in municipal bonds are amplified for lower rated municipal bonds than higher quality municipal bonds. Additionally, the market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

Repurchase Agreements and Risks. The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. Repurchase agreements maturing in more than seven days are considered illiquid securities. A repurchase agreement exposes the Fund to the risk that the counterparty to the transaction may go bankrupt or otherwise default on its obligation. In the event of a bankruptcy or other default of the counterparty to a repurchase agreement, the Fund could experience both delays in liquidating the collateral and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels or lack of access to income during this period; and (c) expenses of enforcing its rights. The Fund’s investment adviser seeks to reduce those risks by monitoring the creditworthiness of a party with whom the Fund enters into a repurchase agreement. The value of the security purchased is also monitored throughout the holding period to ensure that the security is at least equal in value to the amount of the repurchase obligation, including accrued interest.

More information about Fund investments and strategies is provided in the Statement of Additional Information. See “Principal Risks of Investing in a Fund” for more information on the risks of investing in the Fund.

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How has the Fund performed in the past?
Performance information has not been presented for the Fund because the Fund has not been in existence for at least one full calendar year. The Fund commenced operation on June 27, 2007.

What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — what classes of shares do the Funds offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	3.75%	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None (1)	3.50	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from fund assets):

Management Fees	0.55%	0.55%		0.55%

Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%

Other Expenses(3)	0.86%	0.86%		0.86%

Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(4)	0.03%	0.03%		0.03%

Total Annual Operating Expenses	1.69%	2.44%		2.44%

Expense Reimbursement and/or Waiver(5)(6)	(0.79)%	(0.79)%		(0.79)%

Total Annual Operating Expenses Net of Reimbursement and/or Waiver	0.90%	1.65%		1.65%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(4)	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund.

(5)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 0.90% for Class A shares and 1.65% for Class B shares or Class C shares. After such date, the expense limitation may be terminated or revised.

(6)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

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Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows an investment made and held for one year and three years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be greater or less than those shown below.

 EXAMPLES OF FUND EXPENSES

You would pay the following expenses if you	ONE YEAR	THREE YEARS
redeemed your shares at the end of the period:

Class A	463	813

Class B*	518	885

Class C**	268	685

You would pay the following expenses if you	ONE YEAR	THREE YEARS
did not redeem your shares:

Class A	463	813

Class B*	168	685

Class C	168	685

*	The contingent deferred sales charge was applied as follows: 1 year (3.50%) and 3 years (2.00%).

**	The contingent deferred sales charge was applied as follows: 1 year (1.00%) and 3 years (0.00%).

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This prospectus describes the risks you may face as an investor in the Calamos Family of Funds. It is important to keep in mind that generally, investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to ride out down periods.

As with any security, there are market and investment risks associated with your investment in the Funds. The value of your investment will fluctuate over time, and it is possible to lose money.

In response to market, economic, political, or other conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.

What are the principal risks that apply to all of the Funds?

Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock market, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests.

Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Funds’ investment adviser, Calamos Advisors, cannot predict the effect of similar events in the future on the U.S. or foreign economies. Certain securities such as high yield and equity securities tend to be impacted more by these events than other types of securities in terms of price and volatility.

Investment Management Risk. Whether a Fund achieves its investment objective(s) is significantly impacted by whether Calamos Advisors is able to choose suitable investments for each Fund.

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What are the principal risks specific to each Fund?

GLOBAL
		GROWTH				GROWTH				MARKET		TOTAL
		AND		BLUE		AND		GLOBAL		NEUTRAL	HIGH	RETURN
	GROWTH	INCOME	VALUE	CHIP	MULTI-FUND	INCOME	INTERNATIONAL	EQUITY	CONVERTIBLE	INCOME	YIELD	BOND
RISKS	FUND	FUND	FUND	FUND	BLEND	FUND	GROWTH FUND	FUND	FUND	FUND	FUND	FUND*

Equity Investments Risk	●	●	●	●	●	●	●	●	●

Growth Stock Risk	●	●		●	●	●	●	●

Value Style Risk			●	●	●			●

Mid-Sized Company Risk	●	●	●	●	●	●	●	●	●

Small Company Risk		●	●		●	●	●	●	●

Securities Lending Risk	●	●	●	●	●	●	●	●	●		●	●

Foreign Securities Risk					●	●	●	●	●			●

Emerging Markets Risk					●	●	●	●				●

Convertible Securities Risk		●			●	●			●	●	●

Synthetic Convertible Instruments Risk		●			●	●			●	●	●

Rule 144A Securities Risk		●			●	●			●	●	●

Debt Securities Risk		●			●	●			●	●	●	●

High Yield Fixed-Income Securities (Junk Bond) Risk		●			●	●			●	●	●	●

Short Sale Risk										●

Options Risk										●

Portfolio Turnover Risk										●		●

Fund of Funds Risk					●

Tax Risk		●			●	●			●	●	●	●

*	In addition to the risks indicated in this table, Total Return Bond Fund is subject to certain other risks that are unique to that Fund. For more information about those risks, see the description of Total Return Bond Fund’s investment strategies beginning on page 63 of this prospectus.

Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the Fund anticipates.

Value Style Risk. Value stocks involve the risk that they may never reach what Calamos Advisors believes is their full market value, either because the market failed to recognize the stocks’ intrinsic worth or Calamos Advisors misgauged that worth. Because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).

Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.

76   CALAMOS FAMILY OF FUNDS

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Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.

Securities Lending Risk. In the event of bankruptcy or other default of a borrower of portfolio securities, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities.

Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.

Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value increases as prevailing interest rate levels decline. However, a convertible security’s market value will also be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. A convertible security’s conversion value tends to increase as the price of the underlying common stock increases, and decrease as the price of the underlying common stock decreases.

As the market price of the underlying common stock declines such that the conversion value is substantially below the investment value of the convertible security, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock.

If the market price of the underlying common stock increases to a point where the conversion value approximates or exceeds the investment value, the price of the convertible security tends to be influenced more by the market price of the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders. Consequently, the issuer’s convertible securities entail less risk than its common stock.

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Principal Risks of Investing in a Fund

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Rule 144A Securities Risk. Certain of the Funds may invest in convertible securities and synthetic convertible instruments, which typically are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, a Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of a Fund’s assets invested in illiquid securities would increase. Typically, a Fund purchases Rule 144A Securities only if Calamos Advisors has determined them to be liquid. If any Rule 144A Security held by a fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Debt Securities Risk. Debt securities are subject to various risks, including interest rate risk, credit risk and default risk. Interest rate risk is the risk that a Fund’s investments in debt securities will decrease in value as a result of an increase in interest rates. Generally, there is an inverse relationship between the value of a debt security and interest rates. Therefore, the value of debt securities generally decrease in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter-term debt securities. Credit risk is the risk that a debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Default risk refers to the risk that a company that issues a debt security will be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

High Yield Fixed-Income Securities (Junk Bonds) Risk. Investment in junk bonds entails a greater risk than an investment in higher-rated securities. Although junk bonds typically pay higher interest rates than investment-grade bonds, there is a greater likelihood that the company issuing the junk bond will default on interest and principal payments. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets to repay them. Junk bonds are also more sensitive to adverse economic changes or individual corporate developments than higher quality bonds. During a period of adverse economic changes, including a period of rising interest rates, companies issuing junk bonds may be unable to make principal and interest payments.

Short Sale Risk. Short sales involve risks. A Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. A Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. A Fund might be unable to implement these strategies because of the lack of attractive short sale opportunities. If a convertible security used to cover a short position is called before conversion, a Fund may be required to purchase the security sold short at a price in the open market above the price at which the Fund had sold the security short.

Options Risk. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market movements, which cannot be assured.

A Fund’s ability to close out its position as a purchaser or seller of an Options Clearing Corporation or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option

78   CALAMOS FAMILY OF FUNDS

Principal Risks of Investing in a Fund

above the sum of the premium and the exercise price of the call. The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets until the next trading day.

Unless the parties provide for it, there is no central clearing or guaranty function in an over-the-counter option. As a result, if the counterparty fails to make or take delivery of the security or other instrument underlying an over-the-counter option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the over-the-counter option will be satisfied.

Portfolio Turnover Risk. Engaging in active and frequent trading of securities may result in a higher than average level of capital gains and greater transaction costs to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale and reinvestments of securities. Such sales may also result in the realization of capital gains, including short-term capital gains (which are taxed at ordinary income tax rates for federal income tax purposes, rather than at lower capital gains rates) and may adversely impact a Fund’s performance. It is possible that a Fund engaging in active and frequent trading may distribute sizable taxable gains to its shareholders, regardless of the Fund’s net longer term performance. The trading costs and tax effects associated with portfolio turnover will adversely affect the Fund’s performance and lower the Fund’s effective return for investors.

Fund of Funds Risk. Calamos Advisors uses a fund of funds strategy to try to achieve Multi-Fund Blend’s investment objectives. There is a risk that the underlying funds in which Multi-Fund Blend invests will not produce the returns that Calamos Advisors expects and that the underlying funds and the Fund will decrease in value. The Fund is not designed to provide comprehensive asset allocation.

Tax Risk. The federal income tax treatment of convertible securities or other securities in which the Funds may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

PROSPECTUS  March 1, 2008 79

Fund Facts

Who manages the Funds?
The Funds’ investments are managed by Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL. Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

Subject to the overall authority of the board of trustees, Calamos Advisors provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel. For these services, each Fund, except Multi-Fund Blend, pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis. The Funds paid fees under the management agreement during the fiscal year ended October 31, 2007 in the following amounts as a percentage of their average net assets:

FISCAL YEAR
ENDED
FUND	OCTOBER 31, 2007

Growth Fund	0.79%

Growth and Income Fund	0.66%

Value Fund	1.00%

Blue Chip Fund	1.00%

Global Growth and Income Fund	0.97%

International Growth Fund	1.05%

Global Equity Fund	1.00%

Convertible Fund	0.73%

Market Neutral Income Fund	0.71%

High Yield Fund	0.75%

Total Return Bond Fund	0.55%

For International Growth Fund and Global Equity Fund, the fee payable under the management agreement is determined by calculating a base fee and applying a performance adjustment, as described in further detail below. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.

For International Growth Fund, the performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index over the performance measurement period on an annualized basis. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index over the performance measurement period on an annualized basis. The maximum monthly performance adjustment for each Fund is plus or minus 1/12 of 0.30% of the Fund’s average daily net assets during the performance measurement period.

The performance adjustment rate is calculated by comparing each Fund’s net asset value (“NAV”) per Class A share to the performance of its respective Index over the performance measurement period. The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and will eventually include the trailing 36 months. Prior to March 1, 2006, only the base fee was payable, and there was no performance adjustment. Commencing in March 2006, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares

80   CALAMOS FAMILY OF FUNDS

Fund Facts

relative to that of the MSCI EAFE Growth Index over the 12 calendar months ended March 31, 2006. For each succeeding month through March 2008, the period over which the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and will eventually include the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the MSCI World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months.

Because the performance adjustment is tied to the Fund’s performance relative to that of the Index (and not to its absolute performance), the performance adjustment could increase the fee payable to Calamos Advisors even if the Fund’s shares lose value during the performance measurement period and could decrease that fee even if the Fund’s shares increase in value during the performance measurement period. For purposes of computing the base fee and the performance adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the base fee, versus average daily net assets during the performance measurement period for the performance adjustment). Fund performance is calculated net of expenses, whereas the Index does not bear any fees or expenses. Reinvestment of dividends and distributions are included in calculating the performance of both the Fund and the Index. The base fee is calculated and accrued daily. The performance adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The management fee is paid monthly in arrears. If the board of trustees determines that another index is appropriate for the Fund, it may designate a successor index to be substituted for the Index, subject to approval by shareholders.

Multi-Fund Blend does not directly pay Calamos Advisors a fee pursuant to the management agreement in recognition of the fact that under the management agreement between Calamos Advisors and Calamos Investment Trust (the “Trust“), each underlying fund pays Calamos Advisors a management fee. Multi-Fund Blend indirectly bears the management fee (and other expenses) of the underlying funds.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund, except Multi-Fund Blend and Total Return Bond Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares, provided that, with respect to International Growth Fund and Global Equity Fund, such limitations for any period will be adjusted upward or downward by the performance adjustment for the period. For example, a 0.10% upward adjustment to the management fee would mean that Calamos Advisors would reimburse Fund expenses so that total annual operating expenses are limited to 1.85%, 2.60% and 2.60% for Class A shares, Class B shares and Class C shares, respectively. For purposes of this agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on Calamos Advisors through February 28, 2009 for all Funds.

Calamos Advisors also has contractually agreed to limit the other expenses of Multi-Fund Blend, as a percentage of the average net assets of the particular class of shares, to 0.25% each for Class A shares, Class B shares and Class C shares. This agreement is binding on Calamos Advisors until February 28, 2009.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of Total Return Bond Fund as a percentage of the average net assets of the particular class of shares, to 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares. For purposes of that agreement, operating expenses do not include dividend expense on short positions. This agreement is binding on Calamos Advisors through February 28, 2009.

Each Fund may invest a portion of its assets in Calamos Government Money Market Fund (“GMMF”). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to a Fund (other than

PROSPECTUS  March 1, 2008 81

Fund Facts

Multi-Fund Blend) that invests in GMMF in an amount equal to the advisory fee payable by GMMF to Calamos Advisors that is attributable to the Fund’s investment in GMMF, based on average daily net assets. This contractual obligation does not apply to Multi-Fund Blend because Calamos Advisors does not charge an investment advisory fee for managing that Fund.

On June 22, 2007, the board of trustees unanimously approved the renewal of the management agreement for each Fund. A discussion regarding the basis for the approval by the board of trustees of the management agreement for the Funds is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2007.

Team Approach to Management. Calamos Advisors employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.

Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, may each make trading decisions guided by each respective Fund’s investment objective and strategy.

While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for each of the Funds, except Market Neutral Income Fund and Total Return Bond Fund, and work with all team members in developing and executing each respective portfolio’s investment program. Each is further identified below.

John P. Calamos, Sr., Co-CIO of Calamos Advisors, generally focuses on the top-down approach of diversification by industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos Advisors, also focuses on the top-down approach of diversification by industry sector and macro-level investment themes and, in addition, focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts.

During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-CIO of Calamos Advisors and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of the Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos Advisors and its predecessor company. John P. Calamos, Jr., Executive Vice President of Calamos Advisors, joined the firm in 1985 and has held various senior investment positions since that time. John Hillenbrand joined Calamos Advisors in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos Advisors in 1994 and has been a senior strategy analyst since July 2002. Jeff Scudieri joined Calamos Advisors in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos Advisors in 2000 and has been a senior strategy analyst since July 2002.

With respect to the Market Neutral Income Fund, while day-to-day management of the portfolio is a team effort, John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. have joint primary and supervisory responsibility for such Fund and work with all team members in developing and executing the Fund’s investment program.

With respect to Total Return Bond Fund, while day-to-day management of the portfolio is a team effort, the Director of Fixed Income, along with the Co-CIOs, has primary and supervisory responsibility for such Fund and works with all team members in developing and executing the Fund’s investment program.

Matthew Toms, Senior Vice President and Director of Fixed Income at Calamos Advisors (as of March 2007) has 13 years of experience in fixed-income portfolios across multiple strategies, including Core, Core Plus, High Yield and Global Bond Portfolios. Prior to joining Calamos, Mr. Toms was with The Northern Trust Company where since 2003 he led the Taxable Fixed Income Portfolio Management team in Chicago. In this capacity he was responsible for the generation and implementation of investment strategies across all sectors of the global bond markets. Prior to this, Mr. Toms was on assignment in London and was responsible

82   CALAMOS FAMILY OF FUNDS

Fund Facts

for the management of Global Credit Portfolios. Before joining Northern Trust in 2000, Mr. Toms was with Lincoln Financial Group where he was responsible for domestic and international credit analysis and portfolio management. Mr. Toms has a BBA degree with an emphasis in Finance from the University of Michigan and is a Charterholder of the Chartered Financial Analysts Institute.

The Funds’ Statement of Additional Information provides additional information about the team leaders, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

What classes of shares do the Funds offer?
This prospectus offers three classes of shares of each Fund: Class A, Class B and Class C shares. Class I shares and Class R shares, which have different expense structures, are offered by a supplement to this prospectus. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class B and Class C shares lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class B shares and Class C shares generally bear a contingent deferred sales charge at the time of redemption. All three share classes bear distribution and/or service fees.

Class A shares
For each Fund, the offering price for Class A shares is the NAV per share plus an initial sales charge. For each Fund, except Total Return Bond Fund, the maximum sales charge is 4.75% of the offering price. For Total Return Bond Fund, the maximum sales charge is 3.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
	AS A % OF	AS A % OF
	NET AMOUNT	OFFERING
EACH FUND (OTHER THAN TOTAL RETURN BOND FUND)	INVESTED	PRICE

Less than $50,000	4.99%	4.75%

$50,000 but less than $100,000	4.44	4.25

$100,000 but less than $250,000	3.63	3.50

$250,000 but less than $500,000	2.56	2.50

$500,000 but less than $1,000,000	2.04	2.00

$1,000,000 or more*	None	None

	AS A % OF	AS A % OF
	NET AMOUNT	OFFERING
TOTAL RETURN BOND FUND	INVESTED	PRICE

Less than $50,000	3.90%	3.75%

$50,000 but less than $100,000	3.36	3.25

$100,000 but less than $250,000	2.56	2.50

$250,000 but less than $500,000	1.52	1.50

$500,000 but less than $1,000,000	1.01	1.00

$1,000,000 or more*	None	None

*	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.

Class A shares also have a 0.25% distribution (12b-1) fee. See “Distribution and service (Rule 12b-1) plan” for more information about distribution fees.

PROSPECTUS  March 1, 2008 83

Fund Facts

How can I reduce sales charges for Class A purchases?
As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:

Rights of accumulation
You may combine the value at the current public offering price of Class A, B and C shares of any Funds within the Calamos Family of Funds (along with certain Prime Obligations Shares until September 1, 2008, as discussed below) already owned with a new purchase of Class A shares of any Fund within the Calamos Family of Funds to reduce the sales charge on the new purchase. Then, the sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment.

Statement of intention
Under a letter of intent, you may purchase additional Class A shares of any Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. A letter of intent does not obligate you to purchase or sell additional Class A shares. See the Statement of Additional Information for more information about letters of intent.

$1,000,000 purchase order
You may purchase a Fund’s Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the Calamos Family of Funds totals at least $1,000,000. With a $1,000,000 purchase order, you may pay a contingent deferred sales charge of 0.50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See “Contingent deferred sales charges” for more information about contingent deferred sales charges.

What accounts are eligible for reduced sales charges on Class A shares?
You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

• Individual accounts	• Joint accounts	• Certain IRA accounts

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own Calamos Family of Funds shares.

Who may purchase Class A shares without a sales charge?
Any of the following investors may purchase Class A shares of a Fund at NAV, with no initial sales charge:

(a) any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;

(b) any investor buying Class A shares by exchanging Class A shares of another Fund in the Calamos Family of Funds, or, until September 1, 2008, Class A shares of Prime Obligations Fund (discussed below) previously purchased through the exchange privilege, if purchases of those shares have previously incurred a sales charge;

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(c) any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;

(d) any company exchanging shares with a Fund pursuant to a merger, acquisition or exchange offer;

(e) any investor, including any investment company, that has entered into an investment advisory agreement or other arrangements with Calamos Advisors or its affiliates;

(f) any insurance company separate account;

(g) any current or retired trustee of the Trust, or other registered investment company where Calamos Advisors acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;

(h) any employee of Calamos Financial Services LLC (“CFS”), the Funds’ distributor, its affiliates or an entity with a selling group agreement with CFS and its employees; and

(i) any member of the immediate family of a person qualifying under (g) or (h), including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

In addition, Class A shares of the Convertible Fund may be bought without an initial sales charge by any shareholder of the Convertible Fund who has been a shareholder since April 30, 1992. Furthermore, proceeds of Class A shares redeemed from a Fund within the previous 60 days may be reinvested in Class A shares of that Fund at NAV without a sales charge.

How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?
The steps to obtain a breakpoint discount depend on how your account is maintained with the Calamos Family of Funds. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor’s responsibility to ensure that you receive discounts for which you are eligible, and the Funds are not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Funds’ transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Funds’ Statement of Additional Information, which can be obtained on Calamos Advisors’ website at www.calamos.com.

Class B shares
The offering price for Class B shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee. After eight years, measured from the first day of the month in which you purchased the shares, Class B shares automatically convert to Class A shares, which means lower annual expenses from the ninth year on.

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Class B shares have a contingent deferred sales charge that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates:

	CONTINGENT DEFERRED SALES CHARGE
	EACH FUND (OTHER THAN	TOTAL RETURN
YEAR AFTER YOU BOUGHT SHARES	TOTAL RETURN BOND FUND)	BOND FUND

First year	5.00%	3.50%

Second year	4.00	2.75

Third or fourth year	3.00	2.00

Fifth year	2.00	1.25

Sixth year	1.00	0.50

No order for Class B shares of any Fund may exceed $100,000.

Class C shares
The offering price for Class C shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.

Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase. Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares. No order for Class C shares of any Fund may exceed $1,000,000.

Money Market Funds
If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of Calamos Government Money Market Fund, a Fund in the Calamos Family of Funds. Shares of Calamos Government Money Market Fund are offered by a separate prospectus, which may be obtained by calling us toll free at 800.582.6959.

Prior to March 1, 2008, shareholders could exchange into and out of the Calamos Family of Funds without paying a sales charge by purchasing or selling shares of Prime Obligations Fund, a money market portfolio of First American Funds (“Prime Obligations Shares”). Prime Obligations Shares are offered by a separate prospectus. The Prime Obligations Fund is not affiliated with the Calamos Family of Funds. Shareholders will have until September 1, 2008 to exchange Prime Obligations Shares previously purchased through the exchange privilege for Fund shares without paying a sales charge, as described below under “How can I buy shares? — By exchange.” If you should redeem (and not exchange) your Prime Obligations Shares, you would pay any applicable contingent deferred sales charge.

Distribution and service (Rule 12b-1) plan
The Funds have a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority (“FINRA”). For more information about the 12b-1 Plan, please see the Fund’s Statement of Additional Information.

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Contingent deferred sales charge
Any contingent deferred sales charge is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information about the contingent deferred sales charge.

Which class of shares should I purchase?
The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge and who plans to hold the investment for more than eight years might consider Class B shares. An investor who prefers not to pay an initial sales charge, but who plans to redeem the shares within eight years might consider Class C shares. For more information about the three share classes, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial services firms may receive different compensation depending upon which class of shares they sell.

What is the minimum amount I can invest in the Funds?
The minimum initial investment for Class A shares, Class B shares and Class C shares of each Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500 per Fund account. The minimum subsequent investment in any Fund is $50 per Fund account. No Fund may waive or reduce the minimum initial or subsequent investment requirement, except for any omnibus account of any financial intermediary with whom Calamos Advisors has entered into an agreement, including profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations.

How can I buy shares?
You may buy shares of the Funds by contacting us, your financial advisor or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares.

The offering price for shares will be based on the NAV per share next computed after receipt by the Funds’ transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.

We generally do not sell Fund shares to investors residing outside the U.S., Guam, Puerto Rico and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.

Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You may buy shares using the following methods:

By mail
You may purchase shares of a Fund by sending a check payable to the Calamos Family of Funds, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Funds will not accept Treasury checks,

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credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. A Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.

By telephone
Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Funds will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Funds’ transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

The Funds may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of a Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Funds and their transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

By wire
You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your application must include the name of the Fund you are purchasing, your account number, if any, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022

Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137

Further Credit:
(name of Fund to be purchased)
(account registration)
(account number)

Before sending any wire, please advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Neither the Fund nor the transfer agent is responsible for delays in the Federal Reserve wire system.

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By exchange
You may exchange Class A shares of a Fund for Class A shares of another Fund in the Calamos Family of Funds with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class B shares and Class C shares of a Fund for Class B shares and Class C shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge, but the time period for the contingent deferred sales charge will continue to run. In addition, if you have previously exchanged shares of a Fund for Prime Obligations Shares, you will have until September 1, 2008 to exchange your Class A, Class B and Class C Prime Obligations Shares for Class A, Class B and Class C shares, respectively, of a Fund without paying a sales charge. After September 1, 2008, a purchase of Fund shares by exchange of Prime Obligations Shares will be treated as a redemption of Prime Obligations Shares followed by a new purchase of Fund shares and will be assessed any sales charges applicable to such transactions.

The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, a Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of a Fund for cash will not be affected.

By Automatic Investment Plan
If you own shares of a Fund, you may purchase additional shares of that Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the ACH Network to participate. If you wish to enroll in this Plan, complete the appropriate application form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Funds may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying us by telephone or in writing at least five business days prior to the effective date of the next transaction. A request to change bank information for this Plan requires a signature guarantee. A $25 charge will be imposed if your bank rejects your payment.

Shares of Convertible Fund
As of April 30, 2003, Convertible Fund closed to all purchases of shares, including, but not limited to, any purchases or exchanges by existing shareholders of Convertible Fund or any other Fund. However, Convertible Fund will continue to accept reinvestments of dividends or capital gain distributions on shares of Convertible Fund.

The Funds reserve the right to modify the extent to which sales of shares are limited and may, in its sole discretion, permit purchases of Convertible Fund shares where, in the judgment of Calamos Advisors, such purchases do not have a detrimental effect on Convertible Fund’s portfolio management. If you have any questions about your eligibility to purchase shares of Convertible Fund, please call 800.582.6959.

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How can I sell (redeem) shares?
You may redeem shares of a Fund by contacting us or your intermediary. Your intermediary may charge for its services. You may redeem shares from us directly without any additional charges other than those described below.

Once your instruction to sell shares of a Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.

Through your broker-dealer (certain charges may apply)
Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.

By writing to the Funds’ transfer agent
When your shares are held for you by the Funds’ transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:

1.	specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.

In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

By telephone
If you have elected the telephone redemption privilege, you may redeem your shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.

If you did not authorize telephone redemptions on your original account application, you may request telephone redemption privileges by submitting a request in writing, which may require a signature guarantee. In addition, if you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, please also be sure to include your request along with a voided check for this bank account. Your request can be sent to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH Network.

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To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

By wire
Broker-dealers or other sales agents may communicate redemption orders by wire to the Funds’ transfer agent. There is no limit on redemption proceeds sent by wire.

By systematic withdrawal plan
Under the Funds’ Systematic Withdrawal Plan, you may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network.

By exchange
You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds in the Calamos Family of Funds if your signed, properly completed application is on file. An exchange transaction is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.

Signature guarantees
A signature guarantee is required to redeem shares in the following situations:

•	If ownership is changed on your account;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Funds’ transfer agent within the last 30 days;

•	For all redemptions of $50,000 or more from any shareholder account.

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In addition to the situations described above, the Funds and the Funds’ transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

You can obtain a signature guarantee from domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption-in-kind
Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.

Processing time
The Funds will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.

Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.

Small accounts
Due to the relatively high cost of handling small accounts, each Fund may give you 30 days written notice that it intends to redeem your shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.

Transaction information
Share price
Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. Because Multi-Fund Blend’s portfolio consists primarily of its holdings in the underlying funds, its NAV per share is based largely or entirely on the NAV of each of the underlying funds. When shares

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are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.

A purchase or sale order typically is accepted when the Funds’ transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.

Valuation Procedures
The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.

When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which a Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which a Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be

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based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Intermediaries
The Funds may authorize intermediaries to accept purchase, exchange and redemption orders on the Funds’ behalf. An order properly received by an intermediary will be deemed to have been received by the Funds as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. Each Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.

If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Funds cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Funds. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.

CFS, the Funds’ distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Funds.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.

Anti-money laundering compliance
The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Funds will use this information to verify your identity. The Funds will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Funds may request additional information from you to assist in verifying your identity. If the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day’s NAV. If at any time the Funds believe you may be involved in suspicious

94   CALAMOS FAMILY OF FUNDS

Fund Facts

activity or if your identifying information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” your account. The Funds also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Funds also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform you that it has taken the actions described above.

Transaction restrictions
The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Funds are intended for long-term investment purposes only, and are not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/or increase expenses, thus harming Fund performance.

Each Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

In addition, the Funds receive purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds, making it more difficult to locate and eliminate short-term or excessive trading. To the degree a Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy. However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

Each Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Funds and their shareholders, each Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.

Excessive trading policies and procedures
Excessive trading may present risks to the Funds’ long-term shareholders. Excessive trading into and out of a Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.

Funds that invest in foreign securities may be at a greater risk for excessive trading. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes

PROSPECTUS  March 1, 2008 95

Fund Facts

available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by a Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that a Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Funds have adopted policies and procedures intended to reduce their exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Funds cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.

The Funds’ policy is against frequent purchases and redemptions of a Fund’s shares that are disruptive to the Fund’s portfolio. The Funds attempt to detect and deter excessive trading through the following methods:

•	imposing restrictions on trading or exchange privileges of investors the Funds believe are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Although the Funds will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Funds may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.

The Funds’ policies and procedures regarding excessive trading may be modified at any time.

Distributions and taxes

Dividends and capital gains distributions
You may receive two kinds of distributions from a Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. Convertible Fund, Growth and Income Fund, Market Neutral Income Fund, Global Growth and Income Fund and High Yield Fund declare and pay dividends from net investment income quarterly; Growth Fund, Blue Chip Fund, Value Fund, International Growth Fund, Multi-Fund Blend and Global Equity Fund declare dividends annually; and Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. Net realized long-term capital gains, if any, are paid to shareholders by each Fund at least annually.

If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of that Fund at the current NAV and to designate the account as a dividend reinvestment account.

Taxes
You may realize a capital gain or capital loss when you redeem or exchange shares. Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in a Fund, depending on the laws of your home state and locality.

96   CALAMOS FAMILY OF FUNDS

Fund Facts

The dividends and distributions paid by a Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.

You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by a Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by a Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Funds will advise you of the source of your distributions for tax purposes.

A portion of the dividends from net investment income paid by Funds that invest primarily in equity securities may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by a Fund will consist of “qualified dividend income.”

A Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:

•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.

These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

Other information

Shareholder accounts
Each shareholder of a Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).

Retirement plans
You may use the Funds as investments for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us or your plan administrator.

Portfolio security holdings disclosure
A description of the Funds’ policies and procedures in connection with the disclosure of portfolio security holdings of the Funds is available in the Statement of Additional Information and on the Funds’ website, www.calamos.com.

Prospectuses and shareholder reports
The Funds reduce the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the Calamos

PROSPECTUS  March 1, 2008 97

Fund Facts

Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Funds will begin sending you individual copies within 30 days of your request.

Changes in 80% policies
Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund’s assets (net assets plus the amount of any borrowings for investment purposes) to be invested, under normal circumstances, in securities of the type suggested by the Fund’s name. Although these requirements may be changed by the board of trustees without shareholder approval, a Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

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PROSPECTUS  March 1, 2008 99

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance during the periods indicated below for Class A, Class B and Class C shares. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information for the fiscal periods ended October 31, 2007, October 31, 2006, and March 31, 2006. The report of Deloitte & Touche LLP, along with the Funds’ financial statements, is included in the Funds’ annual report to shareholders for the fiscal year ended October 31, 2007, which is available upon request. Information for periods ended prior to March 31, 2006, was audited by another independent registered public accounting firm.

Calamos Growth Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
		April 1,							April 1,
	Year	2006						Year	2006
	Ended	through						Ended	through
	October 31,	October 31,		Year Ended March 31,				October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$55.12	$58.31		$49.90	$47.62	$31.68	$37.64	$56.37	$59.91		$51.59	$49.59	$33.24	$39.79

Income from investment operations:
Net investment income (loss)	(0.35)#	(0.23	)#	(0.30)#	(0.36)#	(0.14)#	(0.37)#	(0.80)#	(0.48	)#	(0.72)#	(0.75)#	(0.32)#	(0.65)#

Net realized and unrealized gain (loss) on investments	17.49	(2.96)		11.05	2.78	16.08	(5.59)	17.81	(3.06)		11.38	2.89	16.67	(5.90)

Total from investment operations	17.14	(3.19)		10.75	2.42	15.94	(5.96)	17.01	(3.54)		10.66	2.14	16.35	(6.55)

Distributions:

Dividends from net investment income	—	—		—	—	—	—	—	—		—	—	—	—

Dividends from net realized gains	(1.97)	—		(2.34)	(0.14)	—	—	(1.97)	—		(2.34)	(0.14)	—	—

Total distributions	(1.97)	—		(2.34)	(0.14)	—	—	(1.97)	—		(2.34)	(0.14)	—	—

Net asset value, end of period	$70.29	$55.12		$58.31	$49.90	$47.62	$31.68	$71.41	$56.37		$59.91	$51.59	$49.59	$33.24

Total Return(a)	32.15%	(5.47%)		21.96%	5.08%	50.32%	(15.84%)	31.18%	(5.91%)		21.05%	4.31%	49.19%	(16.46%)

Ratios and supplemental data:

Net assets, end of period (000)	$12,068,660	$12,573,503		$14,242,247	$10,161,403	$5,789,210	$1,768,431	$1,396,806	$1,280,227		$1,424,960	$1,110,017	$749,897	$250,121

Ratio of net expenses to average net assets	1.20%	1.19	%*	1.20%	1.23%	1.31%	1.40%	1.95%	1.94	%*	1.95%	1.98%	2.06%	2.15%

Ratio of net investment income (loss) to average net assets	(0.61%)	(0.71	%)*	(0.55%)	(0.74%)	(0.96%)	(1.12%)	(1.36%)	(1.46	%)*	(1.30%)	(1.49%)	(1.71%)	(1.87%)

Ratio of gross expenses to average net assets prior to expense reductions	1.21%	1.19	%*	1.20%	1.23%	1.31%	1.40%	1.96%	1.94	%*	1.95%	1.98%	2.06%	2.15%

		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003

Portfolio Turnover Rate	75.8%	41.2%	74.7%	63.1%	53.7%	60.5%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

100   CALAMOS FAMILY OF FUNDS

Calamos Growth Fund

	CLASS C
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$52.29	$55.57		$48.00	$46.15	$30.94	$37.03

Income from investment operations:
Net investment income (loss)	(0.74)#	(0.44	)#	(0.67)#	(0.69)#	(0.28)#	(0.61)#

Net realized and unrealized gain (loss) on investments	16.47	(2.84)		10.58	2.68	15.49	(5.48)

Total from investment operations	15.73	(3.28)		9.91	1.99	15.21	(6.09)

Distributions:

Dividends from net investment income	—	—		—	—	—	—

Dividends from net realized gains	(1.97)	—		(2.34)	(0.14)	—	—

Total distributions	(1.97)	—		(2.34)	(0.14)	—	—

Net asset value, end of period	$66.05	$52.29		$55.57	$48.00	$46.15	$30.94

Total Return(a)	31.16%	(5.90%)		21.06%	4.31%	49.16%	(16.45%)

Ratios and supplemental data:

Net assets, end of period (000)	$3,801,620	$3,716,923		$4,152,698	$3,038,513	$1,882,171	$585,040

Ratio of net expenses to average net assets	1.95%	1.94	%*	1.95%	1.98%	2.06%	2.15%

Ratio of net investment income (loss) to average net assets	(1.36)%	(1.46	%)*	(1.30%)	(1.49%)	(1.71%)	(1.87%)

Ratio of gross expenses to average net assets prior to expense reductions	1.96%	1.94	%*	1.95%	1.98%	2.06%	2.15%

PROSPECTUS  March 1, 2008 101

Calamos Growth and Income Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A						CLASS B
		April 1,						April 1,
	Year	2006					Year	2006
	Ended	through					Ended	through
	October 31,	October 31,	Year Ended March 31,				October 31,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003	2007	2006	2006	2005	2004	2003

Net asset value, beginning of period	$32.71	$32.64	$29.40	$28.71	$22.30	$23.95	$36.32	$36.15	$32.42	$31.66	$24.57	$26.36

Income from investment operations:
Net investment income (loss)	0.32	0.27	0.42	0.40	0.34	0.66	0.12	0.12	0.19	0.19	0.16	0.54

Net realized and unrealized gain (loss) on investments	5.04	0.25	4.18	0.85	6.48	(1.83)	5.60	0.30	4.64	0.95	7.14	(2.01)

Total from investment operations	5.36	0.52	4.60	1.25	6.82	(1.17)	5.72	0.42	4.83	1.14	7.30	(1.47)

Distributions:

Dividends from net investment income	(0.50)	(0.45)	(0.60)	(0.40)	(0.41)	(0.48)	(0.21)	(0.25)	(0.34)	(0.22)	(0.21)	(0.32)

Dividends from net realized gains	(1.74)	—	(0.76)	(0.16)	—	—	(1.74)	—	(0.76)	(0.16)	—	—

Total distributions	(2.24)	(0.45)	(1.36)	(0.56)	(0.41)	(0.48)	(1.95)	(0.25)	(1.10)	(0.38)	(0.21)	(0.32)

Net asset value, end of period	$35.83	$32.71	$32.64	$29.40	$28.71	$22.30	$40.09	$36.32	$36.15	$32.42	$31.66	$24.57

Total Return(a)	17.38%	1.66%	16.01%	4.40%	30.74%	(4.86%)	16.53%	1.21%	15.15%	3.62%	29.78%	(5.56%)

Ratios and supplemental data:

Net assets, end of period (000)	$3,441,626	$3,536,121	$3,352,933	$2,580,205	$2,031,032	$609,838	$739,884	$736,256	$742,721	$639,253	$541,360	$212,764

Ratio of net expenses to average net assets	1.06%	1.05%*	1.06%	1.08%	1.14%	1.25%	1.81%	1.80%*	1.81%	1.83%	1.89%	2.00%

Ratio of net investment income (loss) to average net assets	1.16%	1.35%*	1.31%	1.42%	1.63%	3.31%	0.41%	0.60%*	0.56%	0.67%	0.88%	2.56%

Ratio of gross expenses to average net assets prior to expense reductions	1.06%	1.05%*	1.06%	1.08%	1.14%	1.25%	1.81%	1.80%*	1.81%	1.83%	1.89%	2.00%

		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003

Portfolio turnover rate	66.0%	42.2%	65.4%	65.0%	50.0%	27.1%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

102   CALAMOS FAMILY OF FUNDS

Calamos Growth and Income Fund

	CLASS C
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$32.89	$32.78		$29.53	$28.90	$22.47	$24.16

Income from investment operations:
Net investment income (loss)	0.10	0.13		0.20	0.19	0.17	0.51

Net realized and unrealized gain (loss) on investments	5.05	0.26		4.19	0.84	6.50	(1.86)

Total from investment operations	5.15	0.39		4.39	1.03	6.67	(1.35)

Distributions:

Dividends from net investment income	(0.25)	(0.28)		(0.38)	(0.24)	(0.24)	(0.34)

Dividends from net realized gains	(1.74)	—		(0.76)	(0.16)	—	—

Total distributions	(1.99)	(0.28)		(1.14)	(0.40)	(0.24)	(0.34)

Net asset value, end of period	$36.05	$32.89		$32.78	$29.53	$28.90	$22.47

Total Return(a)	16.53%	1.20%		15.16%	3.59%	29.77%	(5.57%)

Ratios and supplemental data:

Net assets, end of period (000)	$2,244,752	$2,178,512		$2,095,534	$1,615,096	$1,260,818	$386,101

Ratio of net expenses to average net assets	1.81%	1.80	%*	1.81%	1.83%	1.89%	2.00%

Ratio of net investment income (loss) to average net assets	0.41%	0.60	%*	0.56%	0.67%	0.88%	2.56%

Ratio of gross expenses to average net assets prior to expense reductions	1.81%	1.80	%*	1.81%	1.83%	1.89%	2.00%

PROSPECTUS  March 1, 2008 103

Calamos Value Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
		April 1,							April 1,
	Year	2006						Year	2006
	Ended	through						Ended	through
	October 31,	October 31,		Year Ended March 31,				October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$13.63	$13.03		$12.01	$11.27	$ 7.70	$ 9.89	$13.13	$12.61		$11.73	$11.08	$7.63	$9.87

Income from investment operations:
Net investment income (loss)	0.01#	(0.00	)#*	0.01	0.02	(0.02)	(0.01)	(0.09)#	(0.06	)#	(0.07)	(0.03)	(0.02)	(0.03)

Net realized and unrealized gain (loss) on investments	1.73	0.60		1.51	0.72	3.59	(2.18)	1.66	0.58		1.45	0.68	3.47	(2.21)

Total from investment operations	1.74	0.60		1.52	0.74	3.57	(2.19)	1.57	0.52		1.38	0.65	3.45	(2.24)

Distributions:

Dividends from net investment income	—	—		—	—	—	—	—	—		—	—	—	—

Dividends from net realized gains	(0.69)	—		(0.50)	—	—	—	(0.69)	—		(0.50)	—	—	—

Total distributions	(0.69)	—		(0.50)	—	—	—	(0.69)	—		(0.50)	—	—	—

Net asset value, end of period	$14.68	$13.63		$13.03	$12.01	$11.27	$ 7.70	$14.01	$13.13		$12.61	$11.73	$11.08	$7.63

Total Return(a)	13.33%	4.60%		12.91%	6.57%	46.36%	(22.14)%	12.50%	4.12%		12.01%	5.87%	45.22%	(22.70)%

Ratios and supplemental data:

Net assets, end of period (000)	$76,676	$101,016		$95,264	$88,040	$40,024	$9,333	$10,867	$9,898		$9,205	$7,676	$3,865	$545

Ratio of net expenses to average net assets	1.46%	1.46	%**	1.47%	1.61%	1.75%	1.75%	2.21%	2.21	%*	2.22%	2.36%	2.50%	2.50%

Ratio of net investment income (loss) to average net assets	0.05%	(0.04	%)**	0.10%	0.07%	(0.40)%	(0.28)%	(0.70)%	(0.79	%)*	(0.65)%	(0.68)%	(1.15)%	(1.03)%

Ratio of gross expenses to average net assets	1.46%	1.46	%**	1.47%	1.61%	2.02%	6.05%	2.21%	2.21	%*	2.22%	2.36%	2.77%	6.80%

		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003

Portfolio turnover rate	29.6%	35.7%	63.3%	50.3%	24.4%	33.6%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005.

**	Annualized.

104   CALAMOS FAMILY OF FUNDS

Calamos Value Fund

	CLASS C
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$13.12	$12.60		$11.72	$11.08	$7.63	$9.88

Income from investment operations:
Net investment income (loss)	(0.09)#	(0.06	)#	(0.07)	(0.04)	(0.01)	(0.03)

Net realized and unrealized gain (loss) on investments	1.66	0.58		1.45	0.68	3.46	(2.22)

Total from investment operations	1.57	0.52		1.38	0.64	3.45	(2.25)

Distributions:

Dividends from net investment income	—	—		—	—	—	—

Dividends from net realized gains	(0.69)	—		(0.50)	—	—	—

Total distributions	(0.69)	—		(0.50)	—	—	—

Net asset value, end of period	$14.00	$13.12		$12.60	$11.72	$11.08	$ 7.63

Total Return(a)	12.51%	4.13%		12.02%	5.78%	45.22%	(22.77)%

Ratios and supplemental data:

Net assets, end of period (000)	$14,364	$15,621		$14,999	$12,991	$6,894	$922

Ratio of net expenses to average net assets	2.21%	2.21	%*	2.22%	2.36%	2.50%	2.50%

Ratio of net investment income (loss) to average net assets	(0.70)%	(0.79	%)*	(0.65)%	(0.68)%	(1.15)%	(1.03)%

Ratio of gross expenses to average net assets	2.21%	2.21	%*	2.22%	2.36%	2.77%	6.80%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized.

PROSPECTUS  March 1, 2008 105

Calamos Blue Chip Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
		April 1,				December 1,			April 1,				December 1,
	Year	2006				2003^		Year	2006				2003^
	Ended	through		Year Ended		through		Ended	through		Year Ended		through
	October 31,	October 31,		March 31,		March 31,		October 31,	October 31,		March 31,		March 31,

	2007	2006		2006	2005	2004		2007	2006		2006	2005	2004

Net asset value, beginning of period	$12.75	$12.12		$10.91	$10.27	$10.00		$12.49	$11.92		$10.82	$10.25	$10.00

Income from investment operations: Net investment income (loss)	0.04#	0.02		0.02	0.02	(0.01)		(0.06)#	(0.05)		(0.07)	(0.03)	(0.02)

Net realized and unrealized gain (loss) on investments	2.11	0.61		1.19	0.63	0.28		2.05	0.62		1.17	0.60	0.27

Total from investment operations	2.15	0.63		1.21	0.65	0.27		1.99	0.57		1.10	0.57	0.25

Distributions:

Dividends from net investment income	(0.04)	—		—	(0.01)	—		—	—		—	—	—

Dividends from net realized gains	(0.04)	—		—	—	—		(0.04)	—		—	—	—

Total distributions	(0.08)	—		—	(0.01)	—		(0.04)	—		—	—	—

Net asset value, end of period	$14.82	$12.75		$12.12	$10.91	$10.27		$14.44	$12.49		$11.92	$10.82	$10.25

Total return(a)	16.93%	5.20%		11.09%	6.33%	2.70%		15.96%	4.78%		10.17%	5.56%	2.50%

Ratios and supplemental data:

Net assets, end of period (000)	$107,955	$105,014		$95,552	$76,809	$28,499		$8,694	$8,007		$8,452	$7,219	$3,894

Ratio of net expenses to average net assets	1.44%	1.43	%*	1.46%	1.70%	1.75	%*	2.19%	2.18	%*	2.21%	2.45%	2.50	%*

Ratio of net investment income (loss) to average net assets	0.33%	0.29	%*	0.16%	0.25%	(0.42	%)*	(0.42%)	(0.46	%)*	(0.59%)	(0.50%)	(1.17	%)*

Ratio of gross expenses to average net assets prior to expense reductions	1.45%	1.43	%*	1.46%	1.70%	2.56	%*	2.20%	2.18	%*	2.21%	2.45%	3.31	%*

		April 1,			December 1,
	Year	2006			2003^
	Ended	Through	Year Ended		through
	October 31,	October 31,	March 31,		March 31,
	2007	2006	2006	2005	2004

Portfolio turnover rate	45.9%	25.5%	27.7%	37.6%	4.3%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

^	Commencement of operations

106   CALAMOS FAMILY OF FUNDS

Calamos Blue Chip Fund

	CLASS C
		April 1,				December 1,
	Year	2006				2003
	Ended	through		Year Ended		through
	October 31,	October 31,		March 31,		March 31,

	2007	2006		2006	2005	2004

Net asset value, beginning of period	$12.49	$11.93		$10.82	$10.25	$10.00

Income from investment operations: Net investment income (loss)	(0.06)#	(0.04)		(0.07)	(0.03)	(0.02)

Net realized and unrealized gain (loss) on investments	2.06	0.60		1.18	0.60	0.27

Total from investment operations	2.00	0.56		1.11	0.57	0.25

Distributions:

Dividends from net investment income	—	—		—	—	—

Dividends from net realized gains	(0.04)	—		—	—	—

Total distributions	(0.04)	—		—	—	—

Net asset value, end of period	$14.45	$12.49		$11.93	$10.82	$10.25

Total return(a)	16.04%	4.69%		10.26%	5.56%	2.50%

Ratios and supplemental data:

Net assets, end of period (000)	$14,389	$14,430		$14,233	$12,337	$4,822

Ratio of net expenses to average net assets	2.19%	2.18	%*	2.21%	2.45%	2.50	%*

Ratio of net investment income (loss) to average net assets	(0.42%)	(0.46	%)*	(0.59%)	(0.50%)	(1.17	%)*

Ratio of gross expenses to average net assets prior to expense reductions	2.20%	2.18	%*	2.21%	2.45%	3.31	%*

PROSPECTUS  March 1, 2008 107

Calamos Multi-Fund Blend

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A			CLASS B			CLASS C
		June 28,			June 28,			June 28,
	Year	2006^		Year	2006^		Year	2006^
	Ended	through		Ended	through		Ended	through
	October 31,	October 31,		October 31,	October 31,		October 31,	October 31,

	2007	2006		2007	2006		2007	2006

Net asset value, beginning of period	$10.92	$10.00		$10.89	$10.00		$10.89	$10.00

Income from investment operations:
Net investment income (loss)	(0.04)	(0.01)		(0.09)	(0.02)		(0.10)	(0.02)

Net realized and unrealized gain (loss) on investments	2.56	0.93		2.51	0.91		2.52	0.91

Total from investment operations	2.52	0.92		2.42	0.89		2.42	0.89

Distributions:

Dividends from net investment income	—	—		—	—		—	—

Dividends from net realized gains	—	—		—	—		—	—

Total distributions	—	—		—	—		—	—

Net asset value, end of period	$13.44	$10.92		$13.31	$10.89		$13.31	$10.89

Total return(a)	23.08%	9.20%		22.22%	8.90%		22.22%	8.90%

Ratios and supplemental data:

Net assets, end of period (000)	$19,034	$3,934		$4,772	$715		$11,648	$2,032

Ratio of net expenses to average net assets	0.50%	0.50	%*	1.25%	1.25	%**	1.25%	1.25	%**

Ratio of net investment income (loss) to average net assets	(0.50%)	(0.50	%)*	(1.25%)	(1.25	%)**	(1.25%)	(1.25	%)**

Ratio of gross expenses to average net assets	1.27%	10.91	%*	2.02%	11.66	%**	2.02%	11.66	%**

		June 28,
	Year	2006^
	Ended	through
	October 31,	October 31,
	2007	2006

Portfolio turnover rate	9.89%	0.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Commencement of operations

*	Amounts are less than $0.005 per share

**	Annualized

108   CALAMOS FAMILY OF FUNDS

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PROSPECTUS  March 1, 2008 109

Calamos Global Growth and Income Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
		April 1,							April 1,
	Year	2006						Year	2006
	Ended	through						Ended	through
	October 31,	October 31,		Year Ended March 31,				October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$10.50	$10.18		$8.27	$8.04	$6.27	$6.89	$10.88	$10.57		$8.60	$8.43	$6.63	$7.34

Income from investment operations:
Net investment income (loss)	0.07#	0.04#		0.12#	0.14#	0.13#	0.46	(0.02)#	(0.01	)#	0.05#	0.09#	0.08#	0.31

Net realized and unrealized gain (loss) on investments	2.60	0.38		2.19	0.09	1.65	(1.06)	2.69	0.40		2.28	0.08	1.73	(1.00)

Total from investment operations	2.67	0.42		2.31	0.23	1.78	(0.60)	2.67	0.39		2.33	0.17	1.81	(0.69)

Distributions:

Dividends from net investment income	—	(0.10)		(0.24)	—	(0.01)	(0.02)	—	(0.08)		(0.20)	—	(0.01)	(0.02)

Dividends from net realized gains	(0.34)	—		(0.16)	(0.00)*	—	—	(0.34)	—		(0.16)	(0.00)*	—	—

Total distributions	(0.34)	(0.10)		(0.40)	—	(0.01)	(0.02)	(0.34)	(0.08)		(0.36)	—	(0.01)	(0.02)

Net asset value, end of period	$12.83	$10.50		$10.18	$8.27	$8.04	$6.27	$13.21	$10.88		$10.57	$8.60	$8.43	$6.63

Total Return(a)	26.17%	4.19%		28.25%	2.90%	28.42%	(8.69)%	25.23%	3.75%		27.39%	2.06%	27.30%	(9.38)%

Ratios and supplemental data:

Net assets, end of period (000)	$625,429	$451,280		$387,476	$183,797	$93,830	$21,397	$99,134	$61,675		$52,547	$24,378	$13,878	$2,522

Ratio of net expenses to average net assets	1.38%	1.41	%**	1.44%	1.51%	1.69%	1.75%	2.13%	2.16	%**	2.19%	2.26%	2.44%	2.50%

Ratio of net investment income (loss) to average net assets	0.61%	0.67	%**	1.29%	1.78%	1.72%	5.26%	(0.14)%	(0.08	%)**	0.54%	1.03%	0.97%	4.51%

Ratio of gross expenses to average net assets prior to expense reductions	1.38%	1.42	%**	1.44%	1.51%	1.69%	2.43%	2.13%	2.17	%**	2.19%	2.26%	2.44%	3.18%

		April 3,
	Year	2006
	Ended	through
	October 31,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003

Portfolio turnover rate	83.3%	42.2%	59.0%	45.5%	48.5%	59.5%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

110   CALAMOS FAMILY OF FUNDS

Calamos Global Growth and Income Fund

	CLASS C
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$10.27	$9.99		$8.15	$7.98	$6.28	$6.95

Income from investment operations:
Net investment income (loss)	(0.02)#	(0.00	)#*	0.05 #	0.08 #	0.07 #	0.39

Net realized and unrealized gain (loss) on investments	2.54	0.37		2.15	0.09	1.64	(1.04)

Total from investment operations	2.52	0.37		2.20	0.17	1.71	(0.65)

Distributions:

Dividends from net investment income	—	(0.09)		(0.20)	—	(0.01)	(0.02)

Dividends from net realized gains	(0.34)	—		(0.16)	(0.00)*	—	—

Total distributions	(0.34)	(0.09)		(0.36)	—	(0.01)	(0.02)

Net asset value, end of period	$12.45	$10.27		$9.99	$8.15	$7.98	$6.28

Total Return(a)	25.27%	3.69%		27.31%	2.17%	27.23%	(9.33)%

Ratios and supplemental data:

Net assets, end of period (000)	$429,028	$273,198		$221,122	101,794	$63,425	$11,426

Ratio of net expenses to average net assets	2.13%	2.16	%**	2.19%	2.26%	2.44%	2.50%

Ratio of net investment income (loss) to average net assets	(0.14)%	(0.08	%)**	0.54%	1.03%	0.97%	4.51%

Ratio of gross expenses to average net assets prior to expense reductions	2.13%	2.17	%**	2.19%	2.26%	2.44%	3.18%

PROSPECTUS  March 1, 2008 111

Calamos International Growth Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A						CLASS B
		April 1,			March 16,			April 1,			March 16,
	Year	2006			2005^		Year	2006			2005^
	Ended	through		Year Ended	through		Ended	through		Year Ended	through
	October 31,	October 31,		March 31,	March 31,		October 31,	October 31,		March 31,	March 31,

	2007	2006		2006	2005		2007	2006		2006	2005

Net asset value, beginning of period	$13.34	$13.10		$9.76	$10.00		$13.20	$13.02		$9.76	$10.00

Income from investment operations:
Net investment income	0.06	0.03		0.07	0.01		(0.04)	(0.01)		0.01	0.01

Net realized and unrealized (loss) on investments	5.85	0.21		3.33	(0.25)		5.76	0.19		3.29	(0.25)

Total from investment operations	5.91	0.24		3.40	(0.24)		5.72	0.18		3.30	(0.24)

Distributions:

Dividends from net investment income	(0.05)	—		(0.06)	—		—	—		(0.04)	—

Dividends from net realized gains	(0.04)	—		—	—		(0.04)	—		—	—

Total distributions	(0.09)	—		(0.06)	—		(0.04)	—		(0.04)	—

Net asset value, end of period	$19.16	$13.34		$13.10	$9.76		$18.88	$13.20		$13.02	$9.76

Total return(a)	44.59%	1.83%		34.87%	(2.40)%		43.49%	1.38%		33.81%	(2.40)%

Ratios and supplemental data:

Net assets, end of period (000)	$270,864	$163,662		$127,471	43,722		$40,659	$19,227		$11,928	$98

Ratio of net expenses to average net assets	1.49%	1.52	%*	1.62%	1.75	%*	2.24%	2.27	%*	2.37%	2.50%	*

Ratio of net investment income (loss) to average net assets	0.40%	0.49	%*	0.80%	2.00	%*	(0.35)%	(0.26	%)*	0.05%	1.25%	*

Ratio of gross expenses to average net assets prior to expense reductions	1.49%	1.53	%*	1.62%	3.00	%*	2.24%	2.28	%*	2.37%	3.75%	*

				March 16,
	Year	Year	Year	2005^
	Ended	Ended	Ended	through
	October 31,	October 31,	March 31,	March 31,

	2007	2006	2006	2005

Portfolio turnover rate	80.1%	39.5%	49.3%	0.0%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

^	Commencement of operations

112   CALAMOS FAMILY OF FUNDS

Calamos International Growth Fund

	CLASS C
		April 1,			March 16,
	Year	2006			2005^
	Ended	through		Year Ended	through
	October 31,	October 31,		March 31,	March 31,

	2007	2006		2006	2005

Net asset value, beginning of period	$13.18	$13.00		$9.76	$10.00

Income from investment operations:
Net investment income	(0.04)	(0.01)		0.02	0.01

Net realized and unrealized (loss) on investments	5.75	0.19		3.27	(0.25)

Total from investment operations	5.71	0.18		3.29	(0.24)

Distributions:

Dividends from net investment income	—	—		(0.05)	—

Dividends from net realized gains	(0.04)	—		—	—

Total distributions	(0.04)	—		(0.05)	—

Net asset value, end of period	$18.85	$13.18		$13.00	$9.76

Total return(a)	43.48%	1.38%		33.73%	(2.40%)

Ratios and supplemental data:

Net assets, end of period (000)	$96,202	$56,899		$38,959	$98

Ratio of net expenses to average net assets	2.24%	2.27	%*	2.37%	2.50	%*

Ratio of net investment income (loss) to average net assets	(0.35)%	(0.26	%)*	0.05%	1.25	%*

Ratio of gross expenses to average net assets prior to expense reductions	2.24%	2.28	%*	2.37%	3.75	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

^	Commencement of operations

PROSPECTUS  March 1, 2008 113

Calamos Global Equity Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS B		CLASS C
	March 1,		March 1,		March 1,
	2007^		2007^		2007^
	through		through		through
	October 31,		October 31,		October 31,

	2007		2007		2007

Net asset value, beginning of period	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income (loss)	(0.02	)#	(0.08	)#	(0.08	)#

Net realized and unrealized gain (loss) on investments	3.46		3.44		3.45

Total from investment operations	3.44		3.36		3.37

Distributions:

Dividends from net investment income	—		—		—

Dividends from net realized gains	—		—		—

Total distributions	—		—		—

Net asset value, end of period	$13.44		$13.36		$13.37

Total return(a)	34.40%		33.60%		33.70%

Ratios and supplemental data:

Net assets, end of period (000)	$42,097		$2,529		$3,261

Ratio of net expenses to average net assets	1.75	%**	2.50	%**	2.50	%**

Ratio of net investment income (loss) to average net assets	(0.30	%)**	(1.05	%)**	(1.05	%)**

Ratio of gross expenses to average net assets prior to expense reductions	1.92	%**	2.67	%**	2.67	%**

March 1,
2007^
through
October 31,

2007

Portfolio turnover rate	45.78%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

^	Commencement of operations

114   CALAMOS FAMILY OF FUNDS

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PROSPECTUS  March 1, 2008 115

Calamos Convertible Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B

		April 1,							April 1,
	Year	2006							2006
	Ended	through						Year Ended	through
	October 31,	October 31,		Year Ended March 31,				October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$19.98	$19.98		$20.42	$22.18	$17.15	$18.85	$23.02	$22.90		$23.04	$24.88	$19.18	$21.10

Income from investment operations:
Net investment income (loss)	0.41#	0.20#		0.33	0.40	0.51	0.60	0.31#	0.14#		0.24	0.26	0.37	0.50

Net realized and unrealized gain (loss) on investments	2.33	0.32		1.78	(0.76)	5.13	(2.04)	2.71	0.37		1.99	(0.84)	5.77	(2.26)

Total from investment operations	2.74	0.52		2.11	(0.36)	5.64	(1.44)	3.02	0.51		2.23	(0.58)	6.14	(1.76)

Distributions:

Dividends from net investment income	(0.86)	(0.52)		(0.93)	(0.36)	(0.61)	(0.26)	(0.68)	(0.39)		(0.75)	(0.22)	(0.44)	(0.16)

Dividends from net realized gains	(1.09)	—		(1.62)	(1.04)	—	—	(1.09)	—		(1.62)	(1.04)	—	—

Total distributions	(1.95)	(0.52)		(2.55)	(1.40)	(0.61)	(0.26)	(1.77)	(0.39)		(2.37)	(1.26)	(0.44)	(0.16)

Net asset value, end of period	$20.77	$19.98		$19.98	$20.42	$22.18	$17.15	$24.27	$23.02		$22.90	$23.04	$24.88	$19.18

Total Return(a)	14.80%	2.70%		10.97%	(1.69)%	33.16%	(7.63)%	13.91%	2.24%		10.18%	(2.43)%	32.16%	(8.32)%

Ratios and supplemental data:

Net assets, end of period (000)	$297,122	$356,203		$400,392	$498,262	$629,461	$550,035	$129,258	$153,263		$171,282	$194,383	$229,323	$177,823

Ratio of net expenses to average net assets	1.13%	1.12	%*	1.12%	1.11%	1.15%	1.20%	1.88%	1.87	%*	1.87%	1.86%	1.90%	1.95%

Ratio of net investment income (loss) to average net assets	2.11%	1.78	%*	1.85%	1.80%	2.36%	3.75%	1.36%	1.03	%*	1.10%	1.05%	1.61%	3.00%

Ratio of gross expenses to average net assets	1.13%	1.12	%*	1.12%	1.11%	1.15%	1.20%	1.88%	1.87	%*	1.87%	1.86%	1.90%	1.95%

		April 3,
		2006
	Year Ended	Through
	October 31,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003

Portfolio turnover rate	92.7%	33.7%	63.4%	50.6%	67.0%	35.6%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net Investment income allocated based on average shares method.

*	Annualized.

116   CALAMOS FAMILY OF FUNDS

Calamos Convertible Fund

	CLASS C

		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$20.02	$19.99		$20.42	$22.22	$17.19	$18.94

Income from investment operations:
Net investment income (loss)	0.27#	0.12#		0.18	0.23	0.33	0.47

Net realized and unrealized gain (loss) on investments	2.33	0.32		1.79	(0.76)	5.16	(2.05)

Total from investment operations	2.60	0.44		1.97	(0.53)	5.49	(1.58)

Distributions:

Dividends from net investment income	(0.71)	(0.41)		(0.78)	(0.23)	(0.46)	(0.17)

Dividends from net realized gains	(1.09)	—		(1.62)	(1.04)	—	—

Total distributions	(1.80)	(0.41)		(2.40)	(1.27)	(0.46)	(0.17)

Net asset value, end of period	$20.82	$20.02		$19.99	$20.42	$22.22	$17.19

Total Return(a)	13.93%	2.23%		10.20%	(2.45)%	32.11%	(8.32)%

Ratios and supplemental data:

Net assets, end of period (000)	$268,809	$310,918		$346,000	$415,044	$522,146	$422,336

Ratio of net expenses to average net assets	1.88%	1.87	%*	1.87%	1.86%	1.90%	1.95%

Ratio of net investment income (loss) to average net assets	1.36%	1.03	%*	1.10%	1.05%	1.61%	3.00%

Ratio of gross expenses to average net assets	1.88%	1.87	%*	1.87%	1.86%	1.90%	1.95%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net Investment income allocated based on average shares method.

*	Annualized.

PROSPECTUS  March 1, 2008 117

Calamos Market Neutral Income Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
		April 1,							April 1,
	Year	2006						Year	2006
	Ended	through						Ended	through
	October 31,	October 31,		Year Ended March 31,				October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$12.77	$12.67		$13.02	$14.45	$14.14	$13.72	$13.31	$13.18		$13.51	$14.95	$14.60	$14.16

Income from investment operations:
Net investment income (loss)	0.47#	0.30#		0.55#	0.33	0.51	0.50	0.39#	0.25#		0.47#	0.33	0.42	0.42

Net realized and unrealized gain (loss) on investments	0.51	0.13		0.09	(0.46)	0.87	0.46	0.53	0.14		0.08	(0.56)	0.89	0.46

Total from investment operations	0.98	0.43		0.64	(0.13)	1.38	0.96	0.92	0.39		0.55	(0.23)	1.31	0.88

Distributions:

Dividends from net investment income	(0.44)	(0.33)		(0.99)	(0.82)	(0.76)	(0.54)	(0.33)	(0.26)		(0.88)	(0.73)	(0.65)	(0.44)

Dividends from net realized gains	—	—		—	(0.48)	(0.31)	(0.00)*	—	—		—	(0.48)	(0.31)	(0.00)*

Total distributions	(0.44)	(0.33)		(0.99)	(1.30)	(1.07)	(0.54)	(0.33)	(0.26)		(0.88)	(1.21)	(0.96)	(0.44)

Net asset value, end of period	$13.31	$12.77		$12.67	$13.02	$14.45	$14.14	$13.90	$13.31		$13.18	$13.51	$14.95	$14.60

Total Return(a)	7.81%	3.45%		5.20%	(1.03)%	10.11%	7.11%	7.04%	3.00%		4.33%	(1.66)%	9.22%	6.28%

Ratios and supplemental data:

Net assets, end of period (000)	$1,012,912	$497,161		$254,292	$279,737	$402,820	$463,466	$52,502	$46,453		$35,076	$40,019	$50,429	$55,186

Ratio of net expenses to average net assets(b)	1.18%	1.25	%**	1.57%	1.32%	1.51%	1.53%	1.93%	2.00	%**	2.32%	2.07%	2.26%	2.28%

Ratio of net investment income (loss) to average net assets	3.63%	4.03	%**	4.34%	3.45%	3.64%	3.67%	2.88%	3.28	%**	3.59%	2.70%	2.89%	2.92%

Ratio of gross expenses to average net assets prior to expense reductions(b)	1.19%	1.25	%**	1.57%	1.32%	1.51%	1.53%	1.94%	2.00	%**	2.32%	2.07%	2.26%	2.28%

		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003

Portfolio turnover rate	104.7%	78.4%	137.1%	74.4%	123.0%	116.9%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.08%, 0.10%, 0.43%, 0.18%, 0.36%, and 0.34%, for the year ended October 31, 2007, the period April 1, 2006 through October 31, 2006 and the years 2006, 2005, 2004, and 2003, respectively, related to dividend expense on short positions.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

118   CALAMOS FAMILY OF FUNDS

Calamos Market Neutral Income Fund

	CLASS C
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$12.93	$12.83		$13.17	$14.61	$14.29	$13.87

Income from investment operations:
Net investment income (loss)	0.38#	0.25#		0.46#	0.24	0.41	0.41

Net realized and unrealized gain (loss) on investments	0.51	0.12		0.08	(0.47)	0.87	0.46

Total from investment operations	0.89	0.37		0.54	(0.23)	1.28	0.87

Distributions:

Dividends from net investment income	(0.34)	(0.27)		(0.88)	(0.73)	(0.65)	(0.45)

Dividends from net realized gains	—	—		—	(0.48)	(0.31)	(0.00)*

Total distributions	(0.34)	(0.27)		(0.88)	(1.21)	(0.96)	(0.45)

Net asset value, end of period	$13.48	$12.93		$12.83	$13.17	$14.61	$14.29

Total Return(a)	7.01%	2.97%		4.37%	(1.69)%	9.24%	6.29%

Ratios and supplemental data:

Net assets, end of period (000)	$457,924	$309,142		$162,218	$129,352	$185,568	$204,105

Ratio of net expenses to average net assets(b)	1.93%	2.00	%**	2.32%	2.07%	2.26%	2.28%

Ratio of net investment income (loss) to average net assets	2.88%	3.28	%**	3.59%	2.70%	2.89%	2.92%

Ratio of gross expenses to average net assets prior to expense reductions(b)	1.94%	2.00	%**	2.32%	2.07%	2.26%	2.28%

PROSPECTUS  March 1, 2008 119

Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A							CLASS B
		April 1,							April 1,
	Year	2006						Year	2006
	Ended	through						Ended	through
	October 31,	October 31,		Year Ended March 31,				October 31,	October 31,	Year Ended March 31,

	2007	2006		2006	2005	2004	2003	2007	2006	2006	2005	2004	2003

Net asset value, beginning of period	$10.71	$10.83		$10.75	$10.86	$9.60	$9.85	$11.00	$11.10	$10.99	$11.11	$9.82	$10.07

Income from investment operations:
Net investment income (loss)	0.61	0.34		0.60	0.67	0.69	0.48	0.50	0.31	0.54	0.61	0.63	0.45

Net realized and unrealized gain (loss) on investments	0.34	0.00		0.33	(0.07)	1.28	(0.26)	0.39	(0.01)	0.34	(0.08)	1.29	(0.28)

Total from investment operations	0.95	0.34		0.93	0.60	1.97	0.22	0.89	0.30	0.88	0.53	1.92	0.17

Distributions:

Dividends from net investment income	(0.64)	(0.46)		(0.72)	(0.56)	(0.71)	(0.47)	(0.55)	(0.40)	(0.64)	(0.50)	(0.63)	(0.42)

Dividends from net realized gains	(0.06)	—		(0.13)	(0.15)	—	—	(0.06)	—	(0.13)	(0.15)	—	—

Total distributions	(0.70)	(0.46)		(0.85)	(0.71)	(0.71)	(0.47)	(0.61)	(0.40)	(0.77)	(0.65)	(0.63)	(0.42)

Net asset value, end of period	$10.96	$10.71		$10.83	$10.75	$10.86	$9.60	$11.28	$11.00	$11.10	$10.99	$11.11	$9.82

Total Return(a)	9.16%	3.32%		9.11%	5.67%	20.87%	2.53%	8.32%	2.84%	8.37%	4.83%	19.89%	1.91%

Ratios and supplemental data:

Net assets, end of period (000)	$186,816	$147,400		$152,382	$119,798	$97,993	$45,265	$27,806	$33,499	$31,960	$28,228	$26,657	$14,166

Ratio of net expenses to average net assets	1.19%	1.17	%*	1.19%	1.24%	1.30%	1.75%	1.94%	1.92%*	1.94%	1.99%	2.05%	2.50%

Ratio of net investment income (loss) to average net assets	5.39%	5.50	%*	5.70%	6.26%	7.04%	7.07%	4.64%	4.75%*	4.95%	5.51%	6.29%	6.32%

Ratio of gross expenses to average net assets	1.20%	1.17	%*	1.19%	1.24%	1.30%	1.96%	1.95%	1.92%*	1.94%	1.99%	2.05%	2.71%

		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,	Year Ended March 31,

	2007	2006	2006	2005	2004	2003

Portfolio turnover rate	74.1%	27.1%	73.1%	39.7%	44.2%	33.2%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized

120   CALAMOS FAMILY OF FUNDS

Calamos High Yield Fund

	CLASS C

		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,

	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$10.95	$11.05		$10.94	$11.06	$9.78	$10.04

Income from investment operations:
Net investment income (loss)	0.48	0.30		0.54	0.61	0.62	0.47

Net realized and unrealized gain (loss) on investments	0.40	—		0.33	(0.08)	1.29	(0.31)

Total from investment operations	0.88	0.30		0.87	0.53	1.91	0.16

Distributions:

Dividends from net investment income	(0.55)	(0.40)		(0.63)	(0.50)	(0.63)	(0.42)

Dividends from net realized gains	(0.06)	—		(0.13)	(0.15)	—	—

Total distributions	(0.61)	(0.40)		(0.76)	(0.65)	(0.63)	(0.42)

Net asset value, end of period	$11.22	$10.95		$11.05	$10.94	$11.06	$9.78

Total Return(a)	8.27%	2.85%		8.37%	4.87%	19.88%	1.84%

Ratios and supplemental data:

Net assets, end of period (000)	$48,377	$60,486		$65,089	$70,922	$67,593	$30,324

Ratio of net expenses to average net assets	1.94%	1.92	%*	1.94%	1.99%	2.05%	2.50%

Ratio of net investment income (loss) to average net assets	4.64%	4.75	%*	4.95%	5.51%	6.29%	6.32%

Ratio of gross expenses to average net assets	1.95%	1.92	%*	1.94%	1.99%	2.05%	2.71%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized

PROSPECTUS  March 1, 2008 121

Total Return Bond Fund

 FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS A		CLASS B		CLASS C
	June 27,		June 27,		June 27,
	2007^		2007^		2007^
	through		through		through
	October 31,		October 31,		October 31,

	2007		2007		2007

Net asset value, beginning of period	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income (loss)	0.15		0.12		0.12

Net realized and unrealized gain (loss) on investments	0.25		0.25		0.25

Total from investment operations	0.40		0.37		0.37

Distributions:

Dividends from net investment income	(0.15)		(0.12)		(0.12)

Dividends from net realized gains	—		—		—

Total distributions	(0.15)		(0.12)		(0.12)

Net asset value, end of period	$10.25		$10.25		$10.25

Total return(a)	4.00%		3.74%		3.74%

Ratios and supplemental data:

Net assets, end of period (000)	$39,590		$1,983		$1,527

Ratio of net expenses to average net assets	0.90	%*	1.65	%*	1.65	%*

Ratio of net investment income (loss) to average net assets	4.11	%*	3.36	%*	3.36	%*

Ratio of gross expenses to average net assets prior to expense reductions	1.66	%*	2.41	%*	2.41	%*

June 27,
2007^
through
October 31,

2007

Portfolio turnover rate	235.8%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Commencement of operations

*	Annualized

122   CALAMOS FAMILY OF FUNDS

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If you would like more information about the Funds, the following resources are available upon request, free of charge.

Additional information about the Funds' investments will be available in the Funds' semiannual and annual reports to shareholders. The semiannual report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance for the six months ended April 30, 2008. The annual report will contain a similar discussion for the one-year period ended October 31, 2008.

The Statement of Additional Information provides more detailed information about the Funds and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

Copies of the reports and the Statement of Additional Information are available, without charge, upon request by calling 800.582.6959 or by visiting the Funds' website at www.calamos.com. You can request other information and discuss your questions about the Funds by contacting Calamos Financial Services LLC at:

Calamos Financial Services LLC
2020 Calamos Court
Naperville, Illinois 60563
Telephone: 800.582.6959

You can review the Funds' reports and Statement of Additional Information at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for free from the EDGAR database on the Commission's Internet website at http://www.sec.gov, or for a duplicating fee by calling or writing to:

Public Reference Section of the Commission
Washington, D.C. 20549-0102
Telephone: 202.942.8090
E-mail: publicinfo@sec.gov

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEB-SITE
www.calamos.com

TRANSFER AGENT
US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLP
Chicago, IL

CALAMOS®

Calamos Investments
2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2008 Calamos Holdings LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Holdings LLC. Investment strategies for your serious money™ is a trademark of Calamos Holdings LLC.

MFPRO 1317 2008 811-05433

SUPPLEMENT DATED MARCH 1, 2008
TO PROSPECTUS DATED MARCH 1, 2008

CALAMOS® FAMILY OF FUNDS

INSTITUTIONAL SHARES AND R SHARES

This supplement together with the Calamos Family of Funds prospectus (the “Prospectus”) offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of each of Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund and Total Return Bond Fund (each a “Fund”). Each Fund through the Prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.

The following information supplements the indicated sections of the Prospectus.

How has the Fund performed in the past?

Each Fund, except for Global Equity Fund and Total Return Bond Fund, presents average annual total returns for the Institutional Shares. Performance information has not been presented for Global Equity Fund or Total Return Bond Fund because neither Fund has been in existence for at least one calendar year. Performance information has not been presented for R Shares because the class has not been available for at least one calendar year.

The following table shows the average annual performance of Growth Fund’s Institutional Shares and is added after the table located on page 5 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class I
Return before taxes	23.57%	18.32%	18.30%	16.69%
S&P 500 Index#	5.49%	12.83%	5.91%	6.04%
Russell Midcap® Growth Index##	11.43%	17.90%	7.59%	7.12%

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values.

The following table shows the average annual performance of Growth and Income Fund’s Institutional Shares and is added after the table located on page 11 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class I
Return before taxes	9.81%	12.99%	12.94%	12.70%
S&P 500 Index#	5.49%	12.83%	5.91%	6.05%
Value Line Convertible Index##	4.88%	10.76%	5.13%	4.76%^

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

^	Index data shown is from 9/30/97 (comparative data is available only for full monthly periods).

The following table shows the average annual performance of Value Fund’s Institutional Shares and is added after the table located on page 15 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class I
Return before taxes	3.18%	13.56%	7.99%
Russell 1000 Value Index#	-0.17%	14.63%	9.32%

*	Inception date for Class I shares of this Fund is 3/1/02.

#	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The following table shows the average annual performance of Blue Chip Fund’s Institutional Shares and is added after the table located on page 20 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class I
Return before taxes	9.37%	9.45%
S&P 500 Index#	5.49%	10.06%

*	Inception date for Class I shares of this Fund is 12/1/03.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

The following table shows the average annual performance of Multi-Fund Blend’s Institutional Shares and is added after the table located on page 26 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class I
Return before taxes	13.07%	17.52%
S&P 500 Index#	5.49%	13.66%

*	Inception date for Class I shares of this Fund is 6/28/06.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

The following table shows the average annual performance of Global Growth and Income Fund’s Institutional Shares and is added after the table located on page 32 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class I
Return before taxes	14.27%	16.29%	11.59%	11.05%
MSCI World Index#	9.57%	17.53%	7.45%	7.01	%^

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The MSCI World Index (US Dollar) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region.

^	Index data shown is from 9/30/97 (comparative data is available only for full monthly periods).

The following table shows the average annual performance of International Growth Fund’s Institutional Shares and is added after the table located on page 37 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Since Inception*

Class I
Return before taxes	22.43%	22.93%
MSCI EAFE Growth Index#	16.84%	18.16%

*	Inception date for Class I shares of this Fund is 3/16/05.

#	The MSCI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada).

The following table shows the average annual performance of Convertible Fund’s Institutional Shares and is added after the table located on page 47 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Ten Years	Since Inception*

Class I
Return before taxes	10.13%	10.90%	9.69%	9.90%
Value Line Convertible Index#	4.88%	10.76%	5.13%	5.63%	^

*	Inception date for Class I shares of this Fund is 6/25/97.

#	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

^	Index data shown is from 6/30/97 (comparative data is available only for full monthly periods).

The following table shows the average annual performance of Market Neutral Income Fund’s Institutional Shares and is added after the table located on page 54 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class I
Return before taxes	6.14%	5.53%	6.35%
Lehman Brothers Government/Credit Index#	7.23%	4.44%	6.65%	^
Citigroup 30-Day Treasury Bill Index##	4.56%	2.88%	3.07%	^

*	Inception date for Class I shares of this Fund is 5/10/00.

#	The Lehman Brothers Government/Credit Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

##	The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money market investments.

^	Index data shown is from 4/30/00 (comparative data is available only for full monthly periods).

The following table shows the average annual performance of High Yield Fund’s Institutional Shares and is added after the table located on page 59 of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2007

	One Year	Five Years	Since Inception*

Class I
Return before taxes	4.42%	10.48%	8.86%
CSFB High Yield Index#	2.66%	10.97%	9.87%	^

*	Inception date for Class I shares of this Fund is 3/8/02.

#	The CSFB High Yield Index is an unmanaged index of high yield debt securities.

^	Index data shown is from 2/28/02 (comparative data is available only for full monthly periods).

What are the fees and expenses of the Fund?

The following information describes the fees that you may pay if you buy and hold Institutional Shares of the Funds. The information presented in the following table for each Fund indicated is added as the second to last column in the table for the respective Fund located on pages 6, 12, 16, 21, 33, 38, 42, 48, 55 and 61 of the Prospectus, respectively.

					Global
		Growth			Growth				Market
		and		Blue	and	International	Global		Neutral	High
	Growth	Income	Value	Chip	Income	Growth	Equity	Convertible	Income	Yield
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I	Class I

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	0.79%	0.66%	1.00%	1.00%	0.97%	1.05%	1.00%	0.73%	0.71%	0.75%
Distribution and/or Service Fees (12b-1)	None	None	None	None	None	None	None	None	None	None
Other Expenses	0.17%	0.15%	0.21%	0.20%	0.16%	0.19%	0.67%	0.15%	0.24%	0.20%
Total Annual Operating Expenses	0.96%	0.81%	1.21%	1.20%	1.13%	1.24%	1.67%	0.88%	0.95%	0.95%
Expense Reimbursement	—	—	—	—	—	—	(0.17)%	—	—	—
Management Fee Waiver	(0.01)%	—	—	(0.00)%	—	—	—	—	(0.00)%	(0.00)%
Total Annual Operating Expenses Net of Reimbursement and/or Waiver	0.95%	—	—	1.19%	—	—	1.50%	—	0.94%	0.94%

The following information describes the fees that you may pay if you buy and hold R Shares of the Funds. The information presented in the following table for each Fund indicated is added as the last column in the table for the respective Fund located on pages 6, 12, 16, 21, 33, 38, 42, 48, 55 and 61 of the Prospectus, respectively.

					Global
		Growth			Growth
		and		Blue	and	International	Global		Market	High
	Growth	Income	Value	Chip	Income	Growth	Equity	Convertible	Neutral	Yield
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Income	Fund
	Class R	Class R	Class R	Class R	Class R	Class R	Class R	Class R	Fund	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	0.79%	0.66%	1.00%	1.00%	0.97%	1.05%	1.00%	0.73%	0.71%	0.75%
Distribution and/or Service Fees (12b-1)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Other Expenses	0.17%	0.15%	0.21%	0.20%	0.16%	0.19%	0.67%	0.15%	0.24%	0.20%
Total Annual Operating Expenses	1.46%	1.31%	1.71%	1.70%	1.63%	1.74%	2.17%	1.38%	1.45%	1.45%
Expense Reimbursement	—	—	—	—	—	—	(0.17)%	—	—	—
Management Fee Waiver	(0.01)%	—	—	(0.00)%	—	—	—	—	(0.00)%	(0.00)%
Total Annual Operating Expenses Net of Reimbursement and/or Waiver	1.45%	—	—	1.69%	—	—	2.00%	—	1.44%	1.44%

The information presented in the following table for Multi-Fund Blend is added as the last column in the table for Multi-Fund Blend located on page 27 of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Direct Annual Fund Operating Expenses
Management Fees(3)	None	None
Distribution and/or Service Fees (12b-1)	None	0.50%
Other Expenses	1.02%	1.02%
Total Direct Annual Operating Expenses	1.02%	1.52%
Reimbursement of Direct Other Expenses(4)	(0.77)%	(0.77)%
Total Direct Annual Operating Expenses Net of Reimbursement	0.25%	0.75%
Direct and Indirect Annual Fund Operating Expenses
Total Direct Annual Operating Expenses	1.02%	1.52%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(5)	1.10%	1.10%
Total Annual Operating Expenses	2.12%	2.62%
Total Annual Operating Expenses Net of Reimbursement	1.35%	1.85%

The following sentence is added after the first sentence in footnote (4) to the fees and expenses table for Multi-Fund Blend located on page 27 of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that the Fund’s direct Other Expenses after any such reimbursement do not exceed 0.25% for Class I shares or Class R shares.”

The following sentence is added after the first sentence in footnote (6) to the fees and expenses table for Global Equity Fund located on page 42 of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 1.50% for Class I shares and 2.00% for Class R shares.”

The information presented in the following table for Total Return Bond Fund is added as the last column in the table for Total Return Bond Fund located on page 73 of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	None	0.50%
Other Expenses	0.86%	0.86%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)	0.03%	0.03%
Total Annual Operating Expenses	1.44%	1.94%
Expense Reimbursement and/or Waiver	(0.79)%	(0.79)%
Total Annual Operating Expenses Net of Reimbursement and/or Waiver	0.65%	1.15%

The following sentence is added after the first sentence in footnote (5) to the fees and expenses table for Total Return Bond Fund located on page 73 of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 0.65% for Class I shares and 1.15% for Class R shares.”

The following information describes the expenses that you may pay if you buy and hold Institutional Shares or R Shares.

The following table is added after the table relating to Growth Fund located on page 7 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	97	305	530	1,177
Class R	148	461	796	1,745

The following table is added after the table relating to Growth and Income Fund located on page 13 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	83	259	450	1,002
Class R	133	415	718	1,579

The following table is added after the table relating to Value Fund located on page 17 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	123	384	665	1,466
Class R	174	539	928	2,019

The following table is added after the table relating to Blue Chip Fund located on page 21 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	121	380	659	1,454
Class R	172	535	922	2,008

The following table is added after the table relating to Multi-Fund Blend located on page 28 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	137	590	1,068	2,391
Class R	180	741	1,321	2,897

The following table is added after the table relating to Global Growth and Income Fund located on page 34 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	115	359	622	1,375
Class R	166	514	887	1,933

The following table is added after the table relating to International Growth Fund located on page 39 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	126	393	681	1,500
Class R	177	548	944	2,052

The following table is added after the table relating to Global Equity Fund located on page 43 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	153	464	797	1,740
Class R	203	617	1,057	2,279

The following table is added after the table relating to Convertible Fund located on page 49 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	90	281	488	1,084
Class R	140	437	755	1,657

The following table is added after the table relating to Market Neutral Income Fund located on page 56 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	96	302	525	1,165
Class R	147	458	791	1,734

The following table is added after the table relating to High Yield Fund located on page 62 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	96	302	525	1,165
Class R	147	458	791	1,734

The following table is added after the table relating to Total Return Bond Fund located on page 74 of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	66	378
Class R	117	533

What classes of shares does the Fund offer?

The following paragraphs are added immediately after the section entitled “What classes of shares does the Fund offer? — Class C shares” on page    of the Prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.”

The following sentences are added immediately after the third sentence of the section entitled “What is the minimum amount I can invest in the Fund?” on page    of the Prospectus:

“The minimum initial investment requirement for Class I shares is $1 million. There is no minimum initial investment requirement for Class R shares.”

The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 89 of the Prospectus:

“You may exchange Class I shares and Class R shares of the Fund for Class I shares and Class R shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge.”

The following sentence is added immediately after the third sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page    of the Prospectus:

“Prime Obligations Shares may not be exchanged for Class I or Class R shares of the Fund.”

The following paragraph is added immediately after the section entitled “How can I buy shares? — By Automatic Investment Plan” on page    of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”

How can I sell (redeem) shares?

The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares? — By exchange” on page    of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”

Financial Highlights

The following table is added immediately after the table on pages 99-100 of the Prospectus:

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$58.75	$62.06		$52.85	$50.30	$33.38	$39.56
Income from investment operations:
Net investment income (loss)	(0.23)#	(0.16	)#	(0.17)#	(0.25)#	(0.13)#	(0.30)#
Net realized and unrealized gain (loss) on investments	18.73	(3.15)		11.72	2.94	17.05	(5.88)

Total from investment operations	18.50	(3.31)		11.55	2.69	16.92	(6.18)

Distributions:
Dividends from net investment income	—	—		—	—	—	—
Dividends from net realized gains	(1.97)	—		(2.34)	(0.14)	—	—

Total distributions	(1.97)	—		(2.34)	(0.14)	—	—

Net asset value, end of period	$75.28	$58.75		$62.06	$52.85	$50.30	$33.38

Total Returns(a)	32.49%	(5.33)%		22.25%	5.35%	50.69%	(15.62)%

Ratios and supplemental data:
Net assets, end of period (000)	$226,225	$140,089		$198,409	$156,641	$123,933	$45,620
Ratio of net expenses to average net assets	0.95%	0.94	%*	0.95%	0.98%	1.06%	1.15%
Ratio of net investment income (loss) to average net assets	(0.36)%	(0.46	)%*	(0.30)%	(0.49)%	(0.71)%	(0.87)%
Ratio of gross expenses to average net assets prior to expense reductions	0.96%	0.94	%*	0.95%	0.98%	1.06%	1.15%

	CLASS R
	March 1,
	2007^
	through
	October 31,
	2007

Net asset value, beginning of period	$53.60
Income from investment operations:
Net investment income (loss)	(0.36	)#
Net realized and unrealized gain (loss) on investments	16.92

Total from investment operations	16.56

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$70.16

Total Return(a)	30.90%

Ratios and supplemental data:
Net assets, end of period (000)	$404
Ratio of net expenses to average net assets	1.45	%*
Ratio of net investment income (loss) to average net assets	(0.86	)%*
Ratio of gross expenses to average net assets prior to expense reductions	1.46	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

^	Commencement of operations

The following table is added immediately after the table on pages 101-2 of the Prospectus:

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$32.11	$32.06		$28.90	$28.21	$21.91	$23.54
Income from investment operations:
Net investment income (loss)	0.46	0.32		0.51	0.45	0.44	0.65
Net realized and unrealized gain (loss) on investments	4.88	0.24		4.08	0.85	6.33	(1.75)

Total from investment operations	5.34	0.56		4.59	1.30	6.77	(1.10)

Distributions:
Dividends from net investment income	(0.58)	(0.51)		(0.67)	(0.45)	(0.47)	(0.53)
Dividends from net realized gains	(1.74)	—		(0.76)	(0.16)	—	—

Total distributions	(2.32)	(0.51)		(1.43)	(0.61)	(0.47)	(0.53)

Net asset value, end of period	$35.13	$32.11		$32.06	$28.90	$28.21	$21.91

Total Return(a)	17.70%	1.78%		16.33%	4.67%	31.06%	(4.65)%

Ratios and supplemental data:
Net assets, end of period (000)	$173,650	$153,049		$142,702	$82,793	$44,192	$15,670
Ratio of net expenses to average net assets	0.81%	0.80	%*	0.81%	0.83%	0.89%	1.00%
Ratio of net investment income (loss) to average net assets	1.41%	1.60	%*	1.56%	1.67%	1.88%	3.56%
Ratio of gross expenses to average net assets prior to expense reductions	0.81%	0.80	%*	0.81%	0.83%	0.89%	1.00%

	CLASS R
	March 1,
	2007^
	through
	October 31,
	2007

Net asset value, beginning of period	$31.32
Income from investment operations:
Net investment income (loss)	0.20
Net realized and unrealized gain (loss) on investments	4.57

Total from investment operations	4.77

Distributions:
Dividends from net investment income	(0.29)
Dividends from net realized gains	—

Total distributions	(0.29)

Net asset value, end of period	$35.80

Total Return(a)	15.32%

Ratios and supplemental data:
Net assets, end of period (000)	$115
Ratio of net expenses to average net assets	1.31	%*
Ratio of net investment income (loss) to average net assets	0.91	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.31	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

^	Commencement of operations

The following table is added immediately after the table on pages 104-5 of the Prospectus:

Calamos Value Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$13.81	$13.18		$12.11	$11.33	$7.72	$9.90
Income from investment operations:
Net investment income (loss)	0.04 #	0.02	#	0.04	0.03	(0.01)	—
Net realized and unrealized gain (loss) on investments	1.76	0.61		1.53	0.75	3.62	(2.18)
Total from investment operations	1.80	0.63		1.57	0.78	3.61	(2.18)
Distributions:
Dividends from net investment income	—	—		—	—	—	—
Dividends from net realized gains	(0.69)	—		(0.50)	—	—	—
Total distributions	(0.69)	—		(0.50)	—	—	—
Net asset value, end of period	$14.92	$13.81		$13.18	$12.11	$11.33	$7.72
Total Return(a)	13.60%	4.78%		13.22%	6.88%	46.76%	(22.02)%
Ratios and supplemental data:
Net assets, end of period (000)	$29,628	$6,951		$4,120	$3,174	$2,461	$1,336
Ratio of net expenses to average net assets	1.21%	1.21	%*	1.22%	1.36%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.30%	0.21	%*	0.35%	0.32%	(0.15)%	(0.03)%
Ratio of gross expenses to average net assets prior to expense reductions	1.21%	1.21	%*	1.22%	1.36%	1.77%	5.80%

	CLASS R
	March 1,
	2007^
	through
	October 31,
	2007

Net asset value, beginning of period	$13.18
Income from investment operations:
Net investment income (loss)	(0.02	)#
Net realized and unrealized gain (loss) on investments	1.50

Total from investment operations	1.48

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$14.66

Total Return(a)	11.23%

Ratios and supplemental data:
Net assets, end of period (000)	$111
Ratio of net expenses to average net assets	1.71	%*
Ratio of net investment income (loss) to average net assets	(0.20	)%*
Ratio of gross expenses to average net assets prior to expense reductions	1.71	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Annualized

^	Commencement of operations

The following table is added immediately after the table on pages 106-7 of the Prospectus:

Calamos Blue Chip Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,				December 1,
	Year	2006				2003^
	Ended	through		Year Ended		through
	October 31,	October 31,		March 31,		March 31,
	2007	2006		2006	2005	2004

Net asset value, beginning of period	$12.84	$12.19		$10.94	$10.28	$10.00
Income from investment operations:
Net investment income (loss)	0.08 #	0.04		0.01	0.04	(0.00	)*
Net realized and unrealized gain (loss) on investments	2.11	0.61		1.24	0.64	0.28

Total from investment operations	2.19	0.65		1.25	0.68	0.28

Distributions:
Dividends from net investment income	(0.09)	—		—	(0.02)	—
Dividends from net realized gains	(0.04)	—		—	—	—

Total distributions	(0.13)	—		—	(0.02)	—

Net asset value, end of period	$14.90	$12.84		$12.19	$10.94	$10.28

Total return(a)	17.15%	5.33%		11.43%	6.64%	2.80%

Ratios and supplemental data:
Net assets, end of period (000)	$34,783	$19,153		$17,881	$2,686	$1,427
Ratio of net expenses to average net assets	1.19%	1.18	%**	1.21%	1.45%	1.50	%**
Ratio of net investment income (loss) to average net assets	0.58%	0.54	%**	0.41%	0.50%	(0.17	)%**
Ratio of gross expenses to average net assets prior to expense reductions	1.20%	1.18	%**	1.21%	1.45%	2.31	%**

	CLASS R
	March 1,
	2007^
	through
	October 31,
	2007

Net asset value, beginning of period	$12.80
Income from investment operations:
Net investment income (loss)	0.01	#
Net realized and unrealized gain (loss) on investments	1.98

Total from investment operations	1.99

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$14.79

Total return(a)	15.55%

Ratios and supplemental data:
Net assets, end of period (000)	$116
Ratio of net expenses to average net assets	1.69	%**
Ratio of net investment income (loss) to average net assets	0.08	%**
Ratio of gross expenses to average net assets prior to expense reductions	1.70	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

^	Commencement of operations

The following table is added immediately after the table on page 108 of the Prospectus:

Calamos Multi-Fund Blend

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I			CLASS R
		June 28,		March 1,
	Year	2006^		2007^
	Ended	through		through
	October 31,	October 31,		October 31,
	2007	2006		2007

Net asset value, beginning of period	$10.93	$10.00		$11.14
Income from investment operations:
Net investment income (loss)	(0.02)	(0.00	)*	(0.06)
Net realized and unrealized gain (loss) on investments	2.57	0.93		2.34

Total from investment operations	2.55	0.93		2.28

Distributions:
Dividends from net investment income	—	—		—
Dividends from net realized gains	—	—		—

Total distributions	—	—		—

Net asset value, end of period	$13.48	$10.93		$13.42

Total return(a)	23.33%	9.30%		20.47%

Ratios and supplemental data:
Net assets, end of period (000)	$121	$23		$120
Ratio of net expenses to average net assets	0.25%	0.25	%**	0.75	%**
Ratio of net investment income (loss) to average net assets	(0.25)%	(0.25	)%**	(0.75	)%**
Ratio of gross expenses to average net assets prior to expense reductions	1.02%	10.66	%**	1.52	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Commencement of operations

*	Amounts are less than $0.005 per share.

**	Annualized

The following table is added immediately after the table on pages 110-11 of the Prospectus:

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$10.57	$10.23		$8.30	$8.05	$6.27	$6.86
Income from investment operations:
Net investment income (loss)	0.10 #	0.05	#	0.15 #	0.16 #	0.15 #	0.52
Net realized and unrealized gain (loss) on investments	2.61	0.40		2.19	0.09	1.64	(1.09)

Total from investment operations	2.71	0.45		2.34	0.25	1.79	(0.57)

Distributions:
Dividends from net investment income	—	(0.11)		(0.25)	—	(0.01)	(0.02)
Dividends from net realized gains	(0.34)	—		(0.16)	(0.00)*	—	—

Total distributions	(0.34)	(0.11)		(0.41)	—	(0.01)	(0.02)

Net asset value, end of period	$12.94	$10.57		$10.23	$8.30	$8.05	$6.27

Total Return(a)	26.38%	4.43%		28.56%	3.15%	28.59%	(8.29)%

Ratios and supplemental data:
Net assets, end of period (000)	$225,092	$37,758		$28,532	$4,645	$4,251	$1,155

Ratio of net expenses to average net assets	1.13%	1.16	%**	1.19%	1.26%	1.44%	1.50%
Ratio of net investment income (loss) to average net assets	0.86%	0.92	%**	1.54%	2.03%	1.97%	5.51%
Ratio of gross expenses to average net assets prior to expense reductions	1.13%	1.17	%**	1.19%	1.26%	1.44%	2.18%

	CLASS R
	March 1,
	2007^
	through
	October 31,
	2007

Net asset value, beginning of period	$10.63
Income from investment operations:
Net investment income (loss)	0.03	#
Net realized and unrealized gain (loss) on investments	2.15

Total from investment operations	2.18

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$12.81

Total Return(a)	20.51%

Ratios and supplemental data:
Net assets, end of period (000)	$121
Ratio of net expenses to average net assets	1.63	%**
Ratio of net investment income (loss) to average net assets	0.36	%**
Ratio of gross expenses to average net assets prior to expense reductions	1.63	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

^	Commencement of operations

The following table is added immediately after the table on pages 112-13 of the Prospectus:

Calamos International Growth Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I						CLASS R
		April 1,			March 16,		March 1,
	Year	2006		Year	2005^		2007^
	Ended	through		Ended	through		through
	October 31,	October 31,		March 31,	March 31,		October 31,
	2007	2006		2006	2005		2007

Net asset value, beginning of period	$13.37	$13.11		$9.76	$10.00		$14.19
Income from investment operations:
Net investment income	0.07	0.05		0.09	0.01		0.02
Net realized and unrealized (loss) on investments	5.90	0.21		3.33	(0.25)		4.92

Total from investment operations	5.97	0.26		3.42	(0.24)		4.94

Distributions:
Dividends from net investment income	(0.08)	—		(0.07)	—		—
Dividends from net realized gains	(0.04)	—		—	—		—

Total distributions	(0.12)	—		(0.07)	—		—

Net asset value, end of period	$19.22	$13.37		$13.11	$9.76		$19.13

Total return(a)	45.01%	1.98%		35.13%	(2.40)%		34.81%

Ratios and supplemental data:
Net assets, end of period (000)	$157,986	$59,108		$52,011	$6,835		$135
Ratio of net expenses to average net assets	1.24%	1.27	%*	1.37%	1.50	%*	1.74	%*
Ratio of net investment income (loss) to average net assets	0.65%	0.74	%*	1.05%	2.25	%*	0.15	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.24%	1.28	%*	1.37%	2.75	%*	1.74	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

^	Commencement of operations

The following table is added immediately after the table on page 114 of the Prospectus:

Calamos Global Equity Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I		CLASS R
	March 1,		March 1,
	2007^		2007^
	through		through
	October 31,		October 31,
	2007		2007

Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)*#	(0.04	)#
Net realized and unrealized gain (loss) on investments	3.46		3.45

Total from investment operations	3.46		3.41

Distributions:
Dividends from net investment income	—		—
Dividends from net realized gains	—		—

Total distributions	—		—

Net asset value, end of period	$13.46		$13.41

Total Return(a)	34.60%		34.10%

Ratios and supplemental data:
Net assets, end of period (000)	$5,714		$1,341
Ratio of net expenses to average net assets	1.50	%**	2.00	%**
Ratio of net investment income (loss) to average net assets	(0.05	)%**	(0.55	)%**
Ratio of gross expenses to average net assets prior to expense reductions	1.67	%**	2.17	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net investment income allocated based on average shares method.

*	Amount is less than $0.005 per share.

**	Annualized

^	Commencement of operations

The following table is added immediately after the table on pages 116-17 of the Prospectus:

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$18.98	$19.01		$19.55	$21.29	$16.49	$18.13
Income from investment operations:
Net investment income (loss)	0.44 #	0.22	#	0.35	0.43	0.51	0.66
Net realized and unrealized gain (loss) on investments	2.20	0.30		1.72	(0.73)	4.95	(2.01)

Total from investment operations	2.64	0.52		2.07	(0.30)	5.46	(1.35)

Distributions:
Dividends from net investment income	(0.91)	(0.55)		(0.99)	(0.40)	(0.66)	(0.29)
Dividends from net realized gains	(1.09)	—		(1.62)	(1.04)	—	—

Total distributions	(2.00)	(0.55)		(2.61)	(1.44)	(0.66)	(0.29)

Net asset value, end of period	$19.62	$18.98		$19.01	$19.55	$21.29	$16.49

Total Return(a)	15.11%	2.83%		11.31%	(1.47)%	33.45%	(7.44)%

Ratios and supplemental data:
Net assets, end of period (000)	$17,781	$21,126		$26,304	$35,235	$51,614	$38,852
Ratio of net expenses to average net assets	0.88%	0.87	%*	0.87%	0.86%	0.90%	0.95%
Ratio of net investment income (loss) to average net assets	2.36%	2.03	%*	2.10%	2.05%	2.61%	4.00%
Ratio of gross expenses to average net assets prior to expense reductions	0.88%	0.87	%*	0.87%	0.86%	0.90%	0.95%

	CLASS R
	March 1,
	2007^
	through
	October 31,
	2007

Net asset value, beginning of period	$19.04
Income from investment operations:
Net investment income (loss)	0.24	#
Net realized and unrealized gain (loss) on
investments	2.03

Total from investment operations	2.27

Distributions:
Dividends from net investment income	(0.56)
Dividends from net realized gains	—

Total distributions	(0.56)

Net asset value, end of period	$20.75

Total Return(a)	12.08%

Ratios and supplemental data:
Net assets, end of period (000)	$112
Ratio of net expenses to average net assets	1.38	%*
Ratio of net investment income (loss) to average net assets	1.86	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.38	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

#	Net Investment income allocated based on average shares method.

*	Annualized

^	Commencement of operations

The following table is added immediately after the table on pages 118-19 of the Prospectus.

Calamos Market Neutral Income Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$12.67	$12.57		$12.92	$14.34	$14.05	$13.63
Income from investment operations:
Net investment income (loss)	0.50 #	0.31	#	0.57 #	0.54	0.56	0.54
Net realized and unrealized gain (loss) on investments	0.51	0.14		0.10	(0.63)	0.84	0.46

Total from investment operations	1.01	0.45		0.67	(0.09)	1.40	1.00

Distributions:
Dividends from net investment income	(0.47)	(0.35)		(1.02)	(0.85)	(0.80)	(0.58)
Dividends from net realized gains	—	—		—	(0.48)	(0.31)	(0.00)*

Total distributions	(0.47)	(0.35)		(1.02)	(1.33)	(1.11)	(0.58)

Net asset value, end of period	$13.21	$12.67		$12.57	$12.92	$14.34	$14.05

Total Return(a)	8.12%	3.62%		5.56%	(0.76)%	10.32%	7.40%

Ratios and supplemental data:
Net assets, end of period (000)	$24,954	$14,450		$7,830	$39,561	$40,969	$39,257
Ratio of net expenses to average net assets(b)	0.93%	1.00	%**	1.32%	1.07%	1.26%	1.28%
Ratio of net investment income (loss) to average net assets	3.88%	4.28	%**	4.59%	3.70%	3.89%	3.92%
Ratio of gross expenses to average net assets prior to expense reductions(b)	0.94%	1.00	%**	1.32%	1.07%	1.26%	1.28%

	CLASS R
	March 1,
	2007^
	through
	October 31,
	2007

Net asset value, beginning of period	$12.84
Income from investment operations:
Net investment income (loss)	0.30	#
Net realized and unrealized gain (loss) on investments	0.40

Total from investment operations	0.70

Distributions:
Dividends from net investment income	(0.23)
Dividends from net realized gains	—

Total distributions	(0.23)

Net asset value, end of period	$13.31

Total Return(a)	5.47%

Ratios and supplemental data:
Net assets, end of period (000)	$105
Ratio of net expenses to average net assets(b)	1.43	%**
Ratio of net investment income (loss) to average net assets	3.38	%**
Ratio of gross expenses to average net assets prior to expense reductions(b)	1.44	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b)	Includes 0.08%, 0.10%, 0.43%, 0.18%, 0.36%, and 0.34%, for the year ended October 31, 2007, the period April 1, 2006 through October 31, 2006 and the years 2006, 2005, 2004, and 2003, respectively, related to dividend expense on short positions.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

^	Commencement of operations

The following table is added immediately after the table on pages 120-1 of the Prospectus:

Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
		April 1,
	Year	2006
	Ended	through
	October 31,	October 31,		Year Ended March 31,
	2007	2006		2006	2005	2004	2003

Net asset value, beginning of period	$10.71	$10.84		$10.75	$10.85	$9.60	$9.84
Income from investment operations:
Net investment income (loss)	0.60	0.33		0.64	0.82	0.77	0.61
Net realized and unrealized gain (loss) on investments	0.38	0.02		0.33	(0.19)	1.21	(0.37)

Total from investment operations	0.98	0.35		0.97	0.63	1.98	0.24

Distributions:
Dividends from net investment income	(0.67)	(0.48)		(0.75)	(0.58)	(0.73)	(0.48)
Dividends from net realized gains	(0.06)	—		(0.13)	(0.15)	—	—

Total distributions	(0.73)	(0.48)		(0.88)	(0.73)	(0.73)	(0.48)

Net asset value, end of period	$10.96	$10.71		$10.84	$10.75	$10.85	$9.60

Total Return(a)	9.43%	3.50%		9.39%	5.96%	21.04%	2.83%

Ratios and supplemental data:
Net assets, end of period (000)	$9,109	$2,455		$1,947	$1,874	$2,717	$2,272
Ratio of net expenses to average net assets	0.94%	0.92	%*	0.94%	0.99%	1.05%	1.50%
Ratio of net investment income (loss) to average net assets	5.64%	5.75	%*	5.95%	6.51%	7.29%	7.32%
Ratio of gross expenses to average net assets prior to expense reductions	0.95%	0.92	%*	0.94%	0.99%	1.05%	1.71%

	CLASS R
	March 1,
	2007^
	through
	October 31,
	2007

Net asset value, beginning of period	$10.84
Income from investment operations:
Net investment income (loss)	0.37
Net realized and unrealized gain (loss) on investments	0.13

Total from investment operations	0.50

Distributions:
Dividends from net investment income	(0.39)
Dividends from net realized gains	—

Total distributions	(0.39)

Net asset value, end of period	$10.95

Total Return(a)	4.69%

Ratios and supplemental data:
Net assets, end of period (000)	$105
Ratio of net expenses to average net assets	1.44	%*
Ratio of net investment income (loss) to average net assets	5.14	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.45	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Annualized

^	Commencement of operations

The following table is added immediately after the table on page 122 of the Prospectus:

Calamos Total Return Bond Fund

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I		CLASS R
	June 27,		June 27,
	2007^		2007^
	through		through
	October 31,		October 31,
	2007		2007

Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income (loss)	0.16		0.14
Net realized and unrealized gain (loss) on investments	0.24		0.25

Total from investment operations	0.40		0.39

Distributions:
Dividends from net investment income	(0.16)		(0.14)
Dividends from net realized gains	—		—

Total distributions	(0.16)		(0.14)

Net asset value, end of period	$10.24		$10.25

Total return(a)	4.06%		3.91%

Ratios and supplemental data:
Net assets, end of period (000)	$33,698		$1,039
Ratio of net expenses to average net assets	0.65	%*	1.15	%*
Ratio of net investment income (loss) to average net assets	4.36	%*	3.86	%*
Ratio of gross expenses to average net assets prior to expense reductions	1.41	%*	1.91	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Commencement of operations

*	Annualized

IRPROSPT 1161 03/08